                                                     Pursuant To Rule 497(b)
                                                     Registration No: 333-56486



                           CitiSector Series, 2001-A

                          Financial Services Portfolio
                       Healthcare/Biotechnology Portfolio
                               Internet Portfolio
                         Strategic Industries Portfolio
                    Technology/Telecommunications Portfolio

                             Unit Investment Trusts

                         The CitiSector Series, 2001-A consists of five separate unit investment trusts designated as the Financial Services Portfolio, the Healthcare/Biotechnology Portfolio, the Internet Portfolio, the Strategic Industries Portfolio and the Technology/Telecommunications Portfolio. Each Trust offers investors the opportunity to purchase units representing proportionate interests in a portfolio of equity securities selected by the Sponsor, based upon the recommendations of Standard & Poor's Investment Advisory Services. Except for the Strategic Industries Portfolio which has a diversified portfolio of stocks from several different industries, each Trust has a diversified portfolio of stocks from the industry sector for which the particular Trust is named. The value of the units of each Trust will fluctuate with the value of the underlying securities.

                         The minimum purchase is $250.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated March 30, 2001
Read and retain this Prospectus for future reference

INVESTMENT PRODUCTS: NOT FDIC INSURED; NO BANK GUARANTEE; MAY LOSE VALUE

CITISECTOR SERIES, 2001-A
INVESTMENT SUMMARY

--------------------------------------------------------------------------------

Use this Investment Summary to help you decide whether one or more of the five portfolios comprising the CitiSector Series is right for you. More detailed information can be found later in this prospectus.

Investment Objective

The Trusts each have a diversified portfolio of stocks for strong growth-oriented investors. Dividend income is not an objective of these portfolios.

There is no guarantee that the objectives of the Trusts will be achieved.

Investment Strategy

Each Trust uses a "buy and hold" strategy with a portfolio of stocks, designed to remain fixed over its one-year life. Unlike a mutual fund, the portfolios are not managed; however, a security can be sold under some adverse circumstances.

Investment Concept and Selection Process

The CitiSector Series is designed to capitalize on investment opportunities in several specific industry sectors of the market. For this series, portfolios of stocks in the financial services, healthcare/biotechnology, internet and technology/telecommunications sectors are included, as well as a strategic industries portfolio with stocks from several different industries.

The stocks for each portfolio were selected by the Sponsor based on stocks identified by Standard & Poor's Investment Advisory Services (S&P), a leading provider of financial information, analysis, investment research and recommendations. For the most part, S&P's team of equity analysts and strategists identified holdings from its stock universe of about 1,200 companies on which it provides investment recommendations. Additional selection criteria include a candidate's fundamental strength, as well as the consistency of a company's dividend and earnings history. The individual weighting of each security depends on such factors as the company's market capitalization and the strength of the S&P recommendation.

There are other considerations that were used in the selection of stocks for a specific portfolio. For example, the portfolios may select holdings considered to have fundamental strength and strong recent stock performance, but are not currently followed by S&P's analysts. An additional selection criteria for the Healthcare portfolio could be the amount of a company's expenditures for research and development in relation to is revenues.

"Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Salomon Smith Barney Inc. The Trusts are not sponsored, managed, sold or promoted by Standard & Poor's.

Principal Risk Factors

The value of your units may increase or decrease depending on the value of the stocks which make up each portfolio. Each portfolio consists primarily of common stocks of domestic issuers. If you invest in a portfolio, you should understand the potential risks associated with common stocks:

  .  The financial condition of the issuer may worsen.

  .  The overall stock market may falter.

  . Common stock is continually subject to stock market fluctuations and to volatile increases or decreases in value as market confidence in and perceptions of issuers change.

In addition, each of the financial services, healthcare/biotechnology, internet and technology/telecommunications portfolio's holdings are concentrated in a single, specific industry or service sector. The strategic industry portfolio's holdings may be concentrated in several specific industries or service sectors. A Trust is considered to be "concentrated" in a particular industry or sector when the securities in a particular industry or sector constitute 25% or more of the total asset value of the portfolio. Compared to the broad market, an individual sector may be more strongly affected by:

 All Portfolios

  .  Changes in the interest rates and general economic conditions.

  . Changes in the market prices of particular dominant stocks within the sector.

  .  Changes in government regulations.

  . Rapid obsolescence of products and/or services due to scientific advances.

  . Competitive pressures and changing domestic and international demand for a particular product (i.e. technology products and services).

 Financial Services Portfolio

  . Profitability largely dependent upon the availability and cost of capital which in turn may fluctuate significantly in response to changes in interest rates and general economic conditions.

  . Financial institutions are subject to extensive government regulation and supervision which can impact the way they are able to do business.

 Healthcare/Biotechnology Portfolio

  .  High cost of liability insurance.

  .  Price volatility due to relatively thin capitalization of companies.

 Internet Portfolio

  .  Trading history has demonstrated extreme price and volume fluctuations.

  . Reliance on laws protecting proprietary rights in products and technology.

 Strategic Industries Portfolio

  . Increased costs and the reduced availability of certain types of fuels in the oil and natural gas industries.

  . Restrictions on the operation of utilities and increased costs and delays attributable to environmental considerations and regulations.

 Technology/Telecommunications Portfolio

  . Highly competitive pressures on the rates that can be charged and pricing.

  .  Heavy proportionate spending on research and development.

A unit investment trust is not actively managed and a Trust will not sell securities in response to ordinary market fluctuations. Instead securities will not usually be sold until a Trust terminates, which could mean that the sale price of the Trust securities may not be the highest price at which these securities traded during the life of that Trust.

When cash or a letter of credit is deposited with instructions to purchase securities in order to create additional units, an increase in the price of a particular security between the time of deposit and the time the securities are purchased will cause the units to be comprised of less of that security and more of the remaining securities. In addition, brokerage fees incurred in purchasing the securities will be an expense of the Trusts.

Public Offering Price

On the first day units are made available to the public, the public offering price will be $1.00 per unit, with a minimum purchase of $250. This price is based on the net asset value of each Trust plus the up-front sales charge. Beginning on the Date of Deposit, the Trustee will calculate the public offering price of units by using the closing sales prices of the underlying securities in the portfolio. The public offering price will change daily because prices of the underlying stocks will fluctuate.

The public offering price per unit will be calculated by:

  . Adding the combined market value of the underlying stocks to any cash held to purchase securities.

  .  Dividing that sum by the number of units outstanding.

  .  Adding an initial sales charge.

In addition, during the initial public offering, a per unit amount sufficient to reimburse the Sponsor for organization costs is added to the public offering price. After the initial public offering period, the repurchase and cash redemption price of units will be reduced to reflect the estimated cost of liquidating securities to meet redemptions.

Market for Units

The Sponsor intends to repurchase units at a price based on the net asset value. If the Sponsor decides to discontinue the policy of repurchasing units, you can redeem units through the Trustee, at a price determined by using the same formula.

Exchange Option

During the life of a Trust, you may exchange units of one portfolio for units of any of the other portfolios. When a Trust is about to terminate, you may have the option to rollover your proceeds into a future portfolio, if it is available. The initial sales charge will be waived if you decide to exchange or rollover; however, you will be subject to the subsequent portfolio's deferred sales charge. If you decide not to rollover your proceeds into the next portfolio, you will receive a cash distribution after a Trust terminates. You will pay your share of expenses associated with a rollover or termination, including brokerage commissions on the sale of securities.

Taxation

In general, dividends of a Trust will be taxed as ordinary income, whether received in cash or reinvested in additional units. If you are a foreign investor, you should be aware that distributions from a Trust will generally be subject to information reporting and withholding taxes, including any income from the Trust that is reinvested in additional units.

An exchange of units in one portfolio for units in another portfolio will be treated as a sale of units, and any gain realized on the exchange may be subject to Federal, state and local income tax.

If you are taxed as an individual and have held your units (and the Trust has held the Securities) for more than 12 months, you may be entitled to a 20% maximum Federal income tax rate on gains from the sale of your units.

CITISECTOR SERIES, 2001-A

FEE TABLE FOR FINANCIAL SERVICES PORTFOLIO

--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses

                                                As a % of Initial   Amounts per
                                              Public Offering Price 1,000 Units
                                              --------------------- -----------
 Initial Sales Charge Imposed on Purchase (as
  a percentage of offering price)............         1.00%*          $10.00
 Maximum Deferred Sales Charge...............         2.25%**          22.50
                                                      ----            ------
  Total......................................         3.25%           $32.50
                                                      ====            ======
 Reimbursement to Sponsor for Estimated
  Organization Costs.........................         .200%           $ 2.01
                                                      ====            ======
 Estimated Cost of Liquidating Securities
  to Meet Redemptions........................         .070%           $ 0.70
                                                      ====            ======
Estimated Annual Trust Operating Expenses
 (as a percentage of average net assets)
                                                                    Amounts per
                                              As a % of Net Assets  1,000 Units
                                              --------------------- -----------
 Trustee's Fee...............................         .090%           $ 0.88
 Maximum Sponsor's Fee.......................         .026%           $ 0.25
 Other Operating Expenses....................         .176%***        $ 1.71
                                                      ----            ------
  Total......................................         .292%           $ 2.84
                                                      ====            ======
Example
                                               Cumulative Expenses and Charges
                                                      Paid for Period:
                                              ---------------------------------
                                                           1 year
                                                           ------
An investor would pay the following expenses
 and charges on a $10,000 investment,
 assuming the Trust's estimated operating
 expense ratio of .292% and a 5% annual
 return on the investment throughout the
 periods.....................................               $382

  The example assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower.
------------
   * The Initial Sales Charge may be above or below 1.00% but in no event will exceed the combined initial sales charge and deferred sales charge of 3.25% of your initial investment. See Public Sale of Units--Public Offering Price for further detail on how the sales charges are calculated.

  ** The actual fee is five monthly payments of $4.50 per month per 1,000 Units, irrespective of the purchase or redemption price, paid on each Deferred Sales Charge Payment Date. If the Unit price exceeds $1.00 per Unit, the deferred sales charge will be less than 2.25%; if the Unit price is less than $1.00 per Unit, the deferred sales charge will exceed 2.25%.

 *** Includes annual licensing fees paid to Standard & Poor's to cover a license to use their trademarks, trade names, rankings, databases and research.

CITISECTOR SERIES, 2001-A

FEE TABLE FOR HEALTHCARE/BIOTECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses

                                                As a % of Initial   Amounts per
                                              Public Offering Price 1,000 Units
                                              --------------------- -----------
 Initial Sales Charge Imposed on Purchase (as
  a percentage of offering price)............         1.00%*          $10.00
 Maximum Deferred Sales Charge...............         2.25%**          22.50
                                                      ----            ------
  Total......................................         3.25%           $32.50
                                                      ====            ======
 Reimbursement to Sponsor for Estimated
  Organization Costs.........................         .201%           $ 2.01
                                                      ====            ======
 Estimated Cost of Liquidating Securities
  to Meet Redemptions........................         .076%           $ 0.76
                                                      ====            ======
Estimated Annual Trust Operating Expenses
 (as a percentage of average net assets)
                                                                    Amounts per
                                              As a % of Net Assets  1,000 Units
                                              --------------------- -----------
 Trustee's Fee...............................         .091%           $ 0.88
 Maximum Sponsor's Fee.......................         .026%           $ 0.25
 Other Operating Expenses....................         .177%***        $ 1.71
                                                      ----            ------
  Total......................................         .294%           $ 2.84
                                                      ====            ======
Example
                                               Cumulative Expenses and Charges
                                                      Paid for Period:
                                              ---------------------------------
                                                           1 year
                                                           ------
An investor would pay the following expenses
 and charges on a $10,000 investment,
 assuming the Trust's estimated operating
 expense ratio of .294% and a 5% annual
 return on the investment throughout the
 periods.....................................               $383

  The example assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower.
------------
   * The Initial Sales Charge may be above or below 1.00% but in no event will exceed the combined initial sales charge and deferred sales charge of 3.25% of your initial investment. See Public Sale of Units--Public Offering Price for further detail on how the sales charges are calculated.

  ** The actual fee is five monthly payments of $4.50 per month per 1,000 Units, irrespective of the purchase or redemption price, paid on each Deferred Sales Charge Payment Date. If the Unit price exceeds $1.00 per Unit, the deferred sales charge will be less than 2.25%; if the Unit price is less than $1.00 per Unit, the deferred sales charge will exceed 2.25%.

*** Includes annual licensing fees paid to Standard & Poor's to cover a license to use their trademarks, trade names, rankings, databases and research.

CITISECTOR SERIES, 2001-A

FEE TABLE FOR INTERNET PORTFOLIO

--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses

                                                As a % of Initial   Amounts per
                                              Public Offering Price 1,000 Units
                                              --------------------- -----------
 Initial Sales Charge Imposed on Purchase (as
  a percentage of offering price)............         1.00%*          $10.00
 Maximum Deferred Sales Charge...............         2.25%**          22.50
                                                      ----            ------
  Total......................................         3.25%           $32.50
                                                      ====            ======
 Reimbursement to Sponsor for Estimated
  Organization Costs.........................         .201%           $ 2.01
                                                      ====            ======
 Estimated Cost of Liquidating Securities
  to Meet Redemptions........................         .217%           $ 2.17
                                                      ====            ======
Estimated Annual Trust Operating Expenses
 (as a percentage of average net assets)
                                                                    Amounts per
                                              As a % of Net Assets  1,000 Units
                                              --------------------- -----------
 Trustee's Fee...............................         .091%           $ 0.88
 Maximum Sponsor's Fee.......................         .026%           $ 0.25
 Other Operating Expenses....................         .176%***        $ 1.71
                                                      ----            ------
  Total......................................         .293%           $ 2.84
                                                      ====            ======
Example
                                               Cumulative Expenses and Charges
                                                      Paid for Period:
                                              ---------------------------------
                                                           1 year
                                                           ------
An investor would pay the following expenses
 and charges on a $10,000 investment,
 assuming the Trust's estimated operating
 expense ratio of .293% and a 5% annual
 return on the investment throughout the
 periods.....................................               $397

  The example assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower.
------------
   * The Initial Sales Charge may be above or below 1.00% but in no event will exceed the combined initial sales charge and deferred sales charge of 3.25% of your initial investment. See Public Sale of Units--Public Offering Price for further detail on how the sales charges are calculated.

  ** The actual fee is five monthly payments of $4.50 per month per 1,000 Units, irrespective of the purchase or redemption price, paid on each Deferred Sales Charge Payment Date. If the Unit price exceeds $1.00 per Unit, the deferred sales charge will be less than 2.25%; if the Unit price is less than $1.00 per Unit, the deferred sales charge will exceed 2.25%.

*** Includes annual licensing fees paid to Standard & Poor's to cover a license to use their trademarks, trade names, rankings, databases and research.

CITISECTOR SERIES, 2001-A

FEE TABLE FOR STRATEGIC INDUSTRIES PORTFOLIO

--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses

                                                As a % of Initial   Amounts per
                                              Public Offering Price 1,000 Units
                                              --------------------- -----------
 Initial Sales Charge Imposed on Purchase (as
  a percentage of offering price)............         1.00%*          $10.00
 Maximum Deferred Sales Charge...............         2.25%**          22.50
                                                      ----            ------
  Total......................................         3.25%           $32.50
                                                      ====            ======
 Reimbursement to Sponsor for Estimated
  Organization Costs.........................         .200%           $ 2.01
                                                      ====            ======
 Estimated Cost of Liquidating Securities
  to Meet Redemptions........................         .088%           $ 0.89
                                                      ====            ======
Estimated Annual Trust Operating Expenses
 (as a percentage of average net assets)
                                                                    Amounts per
                                              As a % of Net Assets  1,000 Units
                                              --------------------- -----------
 Trustee's Fee...............................         .090%           $ 0.88
 Maximum Sponsor's Fee.......................         .026%           $ 0.25
 Other Operating Expenses....................         .176%***        $ 1.71
                                                      ----            ------
  Total......................................         .292%           $ 2.84
                                                      ====            ======
Example
                                               Cumulative Expenses and Charges
                                                      Paid for Period:
                                              ---------------------------------
                                                           1 year
                                                           ------
An investor would pay the following expenses
 and charges on a $10,000 investment,
 assuming the Trust's estimated operating
 expense ratio of .292% and a 5% annual
 return on the investment throughout the
 periods.....................................               $384

  The example assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower.
------------
   * The Initial Sales Charge may be above or below 1.00% but in no event will exceed the combined initial sales charge and deferred sales charge of 3.25% of your initial investment. See Public Sale of Units--Public Offering Price for further detail on how the sales charges are calculated.

  ** The actual fee is five monthly payments of $4.50 per month per 1,000 Units, irrespective of the purchase or redemption price, paid on each Deferred Sales Charge Payment Date. If the Unit price exceeds $1.00 per Unit, the deferred sales charge will be less than 2.25%; if the Unit price is less than $1.00 per Unit, the deferred sales charge will exceed 2.25%.

 *** Includes annual licensing fees paid to Standard & Poor's to cover a license to use their trademarks, trade names, rankings, databases and research.

CITISECTOR SERIES, 2001-A

FEE TABLE FOR TECHNOLOGY/TELECOMMUNICATIONS PORTFOLIO

--------------------------------------------------------------------------------
This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Public Sale of Units and
Expenses and Charges. Although each Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees.
--------------------------------------------------------------------------------

Unitholder Transaction Expenses

                                                As a % of Initial   Amounts per
                                              Public Offering Price 1,000 Units
                                              --------------------- -----------
 Initial Sales Charge Imposed on Purchase (as
  a percentage of offering price)............         1.00%*          $10.00
 Maximum Deferred Sales Charge...............         2.25%**          22.50
                                                      ----            ------
  Total......................................         3.25%           $32.50
                                                      ====            ======
 Reimbursement to Sponsor for Estimated
  Organization Costs.........................         .200%           $ 2.01
                                                      ====            ======
 Estimated Cost of Liquidating Securities
  to Meet Redemptions........................         .121%           $ 1.22
                                                      ====            ======
Estimated Annual Trust Operating Expenses
 (as a percentage of average net assets)
                                                                    Amounts per
                                              As a % of Net Assets  1,000 Units
                                              --------------------- -----------
 Trustee's Fee...............................         .090%           $ 0.88
 Maximum Sponsor's Fee.......................         .026%           $ 0.25
 Other Operating Expenses....................         .175%***        $ 1.71
                                                      ----            ------
  Total......................................         .291%           $ 2.84
                                                      ====            ======
Example
                                               Cumulative Expenses and Charges
                                                      Paid for Period:
                                              ---------------------------------
                                                           1 year
                                                           ------
An investor would pay the following expenses
 and charges on a $10,000 investment,
 assuming the Trust's estimated operating
 expense ratio of .291% and a 5% annual
 return on the investment throughout the
 periods.....................................               $387

  The example assumes reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or annual rate of return. The actual expenses and annual rate of return may be higher or lower.
------------
  * The Initial Sales Charge may be above or below 1.00% but in no event will exceed the combined initial sales charge and deferred sales charge of 3.25% of your initial investment. See Public Sale of Units--Public Offering Price for further detail on how the sales charges are calculated.

 ** The actual fee is five monthly payments of $4.50 per month per 1,000 Units, irrespective of the purchase or redemption price, paid on each Deferred Sales Charge Payment Date. If the Unit price exceeds $1.00 per Unit, the deferred sales charge will be less than 2.25%; if the Unit price is less than $1.00 per Unit, the deferred sales charge will exceed 2.25%.

*** Includes annual licensing fees paid to Standard & Poor's to cover a license to use their trademarks, trade names, rankings, databases and research.

CITISECTOR SERIES, 2001-A
SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 29, 2001+


Sponsor
 Salomon Smith Barney Inc.

Trustee and Distribution Agent
 The Bank of New York

Portfolio Consultant
 Standard & Poor's Investment Advisory Services

Deferred Sales Charge Payment Dates
 The first day of each month commencing July 1, 2001 through November 1, 2001

Sales Charge
 The maximum sales charge is 3.25% and consists of an initial sales charge and a deferred sales charge. The initial sales charge is the difference between the maximum sales charge of 3.25% and the total deferred sales charge of $22.50 per 1,000 Units. On the Initial Date of Deposit, the initial sales charge is 1.00% of the Public Offering Price. The initial sales charge is paid from the amount invested. The deferred sales charge is paid through a reduction of the net asset value of the Trust by $4.50 per 1,000 units on five Deferred Sales Charge Payment Dates. Upon a repurchase, redemption or exchange of units before the final Deferred Sales Charge Payment Date, any remaining deferred sales charge payments will be deducted from the proceeds.

Mandatory Termination Date
 April 30, 2002, or at any earlier time by the Sponsor with the consent of Holders of 51% of the Units then outstanding.

Distributions
 Distributions of income, if any, will be made on December 20, 2001, to Holders of record on December 10, 2001. A final distribution will be made upon termination of a Trust.

Record Day
 December 10, 2001.

Distribution Day
 December 20, 2001, and upon termination and liquidation of a Trust.

Evaluation Time
 4:00 P.M. Eastern time (or earlier close of the New York Stock Exchange).

Minimum Value of Trust
 The Trust Indenture may be terminated if the net value of a Trust is less than 40% of the aggregate net asset value of a Trust at the completion of the initial public offering period.

Trustee's Annual Fee
 $.88 per 1,000 Units

Sponsor's Annual Fee
 Maximum of $.25 per 1,000 Units.
------------
+ The Initial Date of Deposit. The Initial Date of Deposit is the date on which the Trust Indenture between the Sponsor and the Trustee was signed and the deposit with the Trustee was made.

CITISECTOR SERIES, 2001-A
SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 29, 2001

                                                        Financial   Healthcare/
                                                        Services   Biotechnology
                                                        Portfolio    Portfolio
                                                       ----------- -------------
Portfolio
  Number of issues of common stock...................           43           37
  Number of American Depository Receipts and/or
   Shares............................................            0            0
Initial Number of Units..............................    1,000,000    1,000,000
Fractional Undivided Interest in Trust Represented by
 Each Unit...........................................  1/1,000,000  1/1,000,000
Public Offering Price per 1,000 Units
  Aggregate Value of Securities in Trust (net of
   estimated organization costs).....................  $   996,530  $   988,498
                                                       ===========  ===========
  Divided by Number of Units of Trust (times 1,000)..  $    996.53  $    988.50
  Plus Initial Sales Charge of 1.00% of Public
   Offering Price (1.010% of the net amount invested
   in Securities)....................................  $     10.06  $      9.98
                                                       -----------  -----------
  Public Offering Price..............................  $  1,006.59  $    998.48
  Plus Estimated Organization Costs..................  $      2.01  $      2.01
  Plus the amount in the Income and Capital
   Accounts..........................................  $         0  $         0
                                                       -----------  -----------
  Total..............................................  $  1,008.60  $  1,000.49
                                                       ===========  ===========
Sponsor's Repurchase Price and Redemption Price per
 1,000 Units (based on value of underlying
 Securities).........................................  $    976.04  $    968.01
Sponsor's Loss on Deposit............................  $     4,288  $     6,716

CITISECTOR SERIES, 2001-A
SUMMARY OF ESSENTIAL INFORMATION
AS OF MARCH 29, 2001

                                                  Strategic     Technology/
                                      Internet   Industries  Telecommunications
                                      Portfolio   Portfolio      Portfolio
                                     ----------- ----------- ------------------
Portfolio
  Number of issues of common stock..          30          40             40
  Number of American Depository
   Receipts and/or Shares...........           1           0              0
Initial Number of Units.............   1,000,000   1,000,000      1,000,000
Fractional Undivided Interest in
 Trust Represented by Each Unit..... 1/1,000,000 1/1,000,000    1/1,000,000
Public Offering Price per 1,000
 Units
  Aggregate Value of Securities in
   Trust (net of estimated
   organization costs).............. $   990,579 $   995,996    $   997,068
                                     =========== ===========    ===========
  Divided by Number of Units of
   Trust (times 1,000).............. $    990.58 $    996.00    $    997.07
  Plus Initial Sales Charge of 1.00%
   of Public Offering Price (1.010%
   of the net amount invested in
   Securities)...................... $     10.00 $     10.06    $     10.07
                                     ----------- -----------    -----------
  Public Offering Price............. $  1,000.58 $  1,006.06    $  1,007.14
  Plus Estimated Organization
   Costs............................ $      2.01 $      2.01    $      2.01
  Plus the amount in the Income and
   Capital Accounts................. $         0 $         0    $         0
                                     ----------- -----------    -----------
  Total............................. $  1,002.59 $  1,008.07    $  1,009.15
                                     =========== ===========    ===========
Sponsor's Repurchase Price and
 Redemption Price per 1,000 Units
 (based on value of underlying
 Securities)........................ $    970.09 $    975.51    $    976.58
Sponsor's Loss on Deposit........... $    12,903 $     1,139    $    10,288

                          INDEPENDENT AUDITORS' REPORT

The Sponsor, Trustee and Unitholders of CitiSector Series, 2001-A:

  We have audited the accompanying statements of financial condition, including the portfolios, of CitiSector Series, 2001-A, consisting of the Financial Services Portfolio, the Healthcare/Biotechnology Portfolio, the Internet Portfolio, the Strategic Industries Portfolio and the Technology/ Telecommunications Portfolio, as of March 29, 2001. These financial statements are the responsibility of the Trustee (see note 1 to the statements of financial condition). Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of financial condition are free of material misstatement. An audit of a statement of financial condition includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement of financial condition. Our procedures included confirmation with the Trustee of an irrevocable letter of credit deposited on March 29, 2001, for the purchase of securities, as shown in the statements of financial condition and portfolios of securities. An audit of a statement of financial condition also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall statement of financial condition presentation. We believe that our audits of the statements of financial condition provide a reasonable basis for our opinion.

  In our opinion, the statements of financial condition referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting CitiSector Series, 2001-A, as of March 29, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

New York, New York
March 29, 2001

                           CITISECTOR SERIES, 2001-A

Statements of Financial Condition as of Initial Date of Deposit, March 29, 2001

                                                      Financial   Healthcare/
                                                       Services  Biotechnology
                                                      Portfolio    Portfolio
TRUST PROPERTY(1)                                     ---------- -------------
 Investment in Securities:
  Contracts to purchase Securities(2)................ $  998,540  $  990,508
                                                      ----------  ----------
  Total.............................................. $  998,540  $  990,508
                                                      ==========  ==========
LIABILITIES
 Reimbursement to Sponsor for Organization Costs(3).. $    2,010  $    2,010
 Deferred Sales Charge(4)............................     22,500      22,500
                                                      ----------  ----------
  Total..............................................     24,510      24,510
                                                      ----------  ----------
INTEREST OF UNITHOLDERS
Units of fractional undivided interest outstanding
 for each respective trust:
 Cost to investors(5)................................  1,008,600   1,000,490
 Less: Gross underwriting commissions(6).............     32,560      32,482
 Less: Reimbursement to Sponsor for Organization
  Costs(3) ..........................................      2,010       2,010
                                                      ----------  ----------
 Net amount applicable to investors..................    974,030     965,998
                                                      ----------  ----------
 Total............................................... $  998,540  $  990,508
                                                      ==========  ==========

------------
(1) The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of each of the Trusts and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of each of the Trusts. The Trustee is also responsible for all estimates and accruals reflected in each of the Trusts' financial statements other than estimates of organizational costs, for which the Sponsor is responsible. Actual costs could differ from these estimates.

(2) Aggregate cost to each Trust of the Securities listed under Portfolio of such Trust, on the Initial Date of Deposit, is determined by the Trustee on the basis set forth in footnote 3 to the Portfolios. See also the columns headed Market Value of Securities. An irrevocable letter of credit in the amount of $10,000,000 has been deposited with the Trustee for the purchase of Securities. The letter of credit was issued by Svenska Handelsbanken.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. These costs have been estimated at $2.01 per 1,000 Units for the Financial Services Portfolio and $2.01 per 1,000 units for the Healthcare/Biotechnology Portfolio. A payment will be made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of a Trust. To the extent that actual organization costs are less than the estimated amount, only the actual organization costs will be deducted from the assets of the Trust.

(4) A deferred sales charge of $22.50 per 1,000 Units is payable in five monthly payments of $4.50 per 1,000 Units. Distributions will be made to an account maintained by the Trustee from which the deferred sales charge obligation of the investors to the Sponsor will be satisfied. If Units are redeemed prior to November 1, 2001 the remaining portion of the deferred sales charge applicable to such Units will be transferred to such account on the redemption date.

(5) Aggregate public offering price computed on the basis set forth under Public Sale of Units--Public Offering Price.

(6) Assumes a maximum aggregate sales charge of 3.25% of the Public Offering Price (3.359% of the net amount invested), although due to fluctuations in the value of the Securities, the total maximum sales charge may be more than 3.25% of the Public Offering Price.

                           CITISECTOR SERIES, 2001-A

Statements of Financial Condition as of Initial Date of Deposit, March 29, 2001

                                                  Strategic     Technology/
                                        Internet  Industries Telecommunications
                                       Portfolio  Portfolio      Portfolio
TRUST PROPERTY(1)                      ---------- ---------- ------------------
 Investment in Securities:
  Contracts to purchase
   Securities(2)...................... $  992,589 $  998,006     $  999,078
                                       ---------- ----------     ----------
  Total............................... $  992,589 $  998,006     $  999,078
                                       ========== ==========     ==========
LIABILITIES
 Reimbursement to Sponsor for
  Organization Costs(3)............... $    2,010 $    2,010     $    2,010
 Deferred Sales Charge(4).............     22,500     22,500         22,500
                                       ---------- ----------     ----------
  Total...............................     24,510     24,510         24,510
                                       ---------- ----------     ----------
INTEREST OF UNITHOLDERS
Units of fractional undivided interest
 outstanding for each respective trust:
 Cost to investors(5).................  1,002,590  1,008,070      1,009,150
 Less: Gross underwriting
  commissions(6)......................     32,501     32,564         32,572
 Less: Reimbursement to Sponsor for
  Organization Costs(3) ..............      2,010      2,010          2,010
                                       ---------- ----------     ----------
 Net amount applicable to investors...    968,079    973,496        974,568
                                       ---------- ----------     ----------
 Total................................ $  992,589 $  998,006     $  999,078
                                       ========== ==========     ==========

------------
(1) The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of each of the Trusts and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of each of the Trusts. The Trustee is also responsible for all estimates and accruals reflected in each of the Trusts' financial statements other than estimates of organizational costs, for which the Sponsor is responsible. Actual costs could differ from these estimates.

(2) Aggregate cost to each Trust of the Securities listed under Portfolio of such Trust, on the Initial Date of Deposit, is determined by the Trustee on the basis set forth in footnote 3 to the Portfolios. See also the columns headed Market Value of Securities. An irrevocable letter of credit in the amount of $10,000,000 has been deposited with the Trustee for the purchase of Securities. The letter of credit was issued by Svenska Handelsbanken.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. These costs have been estimated at $2.01 per 1,000 Units for the Internet Portfolio, $2.01 per 1,000 Units for the Strategic Industries Portfolio and $2.01 per 1,000 Units for the Technology/Telecommunications Portfolio. A payment will be made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of a Trust. To the extent that actual organization costs are less than the estimated amount, only the actual organization costs will be deducted from the assets of the Trust.

(4) A deferred sales charge of $22.50 per 1,000 Units is payable in five monthly payments of $4.50 per 1,000 Units. Distributions will be made to an account maintained by the Trustee from which the deferred sales charge obligation of the investors to the Sponsor will be satisfied. If Units are redeemed prior to November 1, 2001 the remaining portion of the deferred sales charge applicable to such Units will be transferred to such account on the redemption date.

(5) Aggregate public offering price computed on the basis set forth under Public Sale of Units--Public Offering Price.

(6) Assumes a maximum aggregate sales charge of 3.25% of the Public Offering Price (3.359% of the net amount invested), although due to fluctuations in the value of the Securities, the total maximum sales charge may be more than 3.25% of the Public Offering Price.

  CITISECTOR SERIES, 2001-A
  FINANCIAL SERVICES PORTFOLIO
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                   Market
                               Stock     Number     Percentage    Value of
        Securities(1)          Symbol of Shares(2) of Portfolio Securities(3)
        -------------          ------ ------------ ------------ -------------
   Banks (Major Regional)
AmSouth Bancorp*                ASO        600         0.99%       $ 9,906
Bank of New York#               BK         800         3.89         38,800
BB&T Corp.*#                    BBT        300         1.04         10,416
Comerica Inc.#                  CMA        200         1.20         12,000
Fifth Third Bancorp*#           FITB       200         1.04         10,375
FleetBoston Financial Corp.#    FBF      1,100         4.04         40,370
Mellon Financial Corp.          MEL        400         1.58         15,788
PNC Financial Services Group#   PNC        300         1.97         19,647
SouthTrust Corp.*#              SOTR       200         0.89          8,900
SunTrust Banks#                 STI        200         1.25         12,500
Wells Fargo#                    WFC        700         3.37         33,621
                                                      -----
                                                      21.26%
                                                      -----
    Banks (Money Center)
Bank of America Corp.           BAC        650         3.46%        34,554
First Union Corp.*#             FTU        400         1.30         12,996
J.P. Morgan Chase & Co.         JPM        900         3.88         38,700
                                                      -----
                                                       8.64%
                                                      -----
      Banks (Regional)
Marshall & Ilsley Corp.         MI         200         1.04%        10,374
UnionBanCal Corp.               UB         300         0.86          8,553
Wilmington Trust Corp.          WL         200         1.15         11,530
                                                      -----
                                                       3.05%
                                                      -----
      Consumer Finance
Household International         HI         400         2.33%        23,260
MBNA Corp.#                     KRB      1,000         3.21         32,070
                                                      -----
                                                       5.54%
                                                      -----
   Financial (Diversified)
Ambac Financial Group#          ABK        200         1.23%        12,190
American Express Company        AXP      1,000         3.90         38,960
Federal National Mtge.          FNM        750         5.93         59,250
Federal Home Loan               FRE        500         3.21         32,030
Morgan Stanley Dean Witter      MWD        700         3.76         37,576
                                                      -----
                                                      18.03%
                                                      -----

  CITISECTOR SERIES, 2001-A
  FINANCIAL SERVICES PORTFOLIO--CONTINUED
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                    Market
                                Stock     Number     Percentage    Value of
         Securities(1)          Symbol of Shares(2) of Portfolio Securities(3)
         -------------          ------ ------------ ------------ -------------
      Insurance (Brokers)
 Aon Corp.                       AOC        300          1.05%     $ 10,557
 Marsh & McLennan Companies#     MMC        200          1.87        18,640
                                                       ------
                                                         2.92%
                                                       ------
    Insurance (Life/Health)
 AFLAC Inc.#                     AFL        400          1.08%       10,744
 American General Corp.#         AGC      1,200          4.44        44,364
 Jefferson-Pilot                 JP         150          0.99         9,864
 Lincoln National Corp.          LNC        200          0.83         8,328
 Torchmark Corp.                 TMK        300          1.14        11,355
                                                       ------
                                                         8.48%
                                                       ------
    Insurance (Multi-Line)
 American International Group    AIG      1,000          7.82%       78,110
 Cigna Corp.                     CI         100          1.06        10,535
                                                       ------
                                                         8.88%
                                                       ------
 Insurance (Property-Casualty)
 Allstate Corp.#                 ALL        800          3.22%       32,104
 Berkshire Hathaway 'B'          BRKB        35          7.38        73,675
 Chubb Corp.#                    CB         150          1.05        10,499
 MBIA Inc.#                      MBI        100          0.79         7,901
                                                       ------
                                                        12.44%
                                                       ------
 Investment Banking/Brokerage
 Bear Stearns Cos.#              BSC        200          0.93%        9,260
 Merrill Lynch#                  MER        700          3.89        38,850
 Schwab (Charles) Corp.          SCH      1,100          1.68        16,819
                                                       ------
                                                         6.50%
                                                       ------
     Investment Management
 Franklin Resources, Inc.        BEN        300          1.17%       11,637
                                                       ------
                                                         1.17%
                                                       ------
 Savings & Loan Companies
 Golden West Financial           GDW        150          0.94%        9,432
 Washington Mutual#             WM         400          2.15        21,500
                                                       ------
                                                         3.09%
                                                       ------      --------
                                                       100.00%     $998,540
                                                       ======      ========

The Notes following the Portfolios are an integral part of each Portfolio of Securities.

  CITISECTOR SERIES, 2001-A
  HEALTHCARE/BIOTECHNOLOGY PORTFOLIO
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                Market
                            Stock     Number     Percentage    Value of
      Securities(1)         Symbol of Shares(2) of Portfolio Securities(3)
      -------------         ------ ------------ ------------ -------------
      Biotechnology
Amgen Inc.*                  AMGN       900         5.42%       $53,719
Biogen Inc.*                 BGEN       300         1.91         18,938
COR Therapeutics*            CORR       400         0.92          9,075
ENZON Inc.                   ENZN       200         0.95          9,400
Genentech Inc.               DNA      1,400         6.84         67,704
Gilead Sciences*             GILD       300         0.97          9,638
IMCLONE Systems Inc.*        IMCL       300         0.96          9,488
Incyte Genomics*             INCY       700         1.00          9,954
Medarex Inc.                 MEDX       600         0.94          9,300
                                                   -----
                                                   19.91%
                                                   -----
   Health Care (Drugs)
Alpharma Inc."A'             ALO        300         0.96%         9,486
ALZA Corp.                   AZA        250         1.05         10,353
Sepracor Inc.*               SEPR       300         0.99          9,825
                                                   -----
                                                    3.00%
                                                   -----
       Health Care
  (Drugs/Pharmaceuticals)
Alkermes Inc.*               ALKS       500         1.07%        10,563
Biovail Corp.                BVF        300         1.04         10,293
Celgene Corp.*               CELG       400         1.03         10,175
ICOS Corp.                   ICOS       200         0.94          9,350
Lilly (Eli)                  LLY        950         7.26         71,915
Merck & Co.#                 MRK      1,000         7.49         74,200
Pfizer, Inc.#                PFE      2,500        10.09         99,975
Pharmacia Corp.              PHA        500         2.52         24,935
Schering-Plough              SGP        600         2.24         22,230
                                                   -----
                                                   33.68%
                                                   -----
  Health Care (Hospital
        Management)
Health Management Assoc.*    HMA        600         0.95%         9,390
RehabCare Group              RHB        200         0.82          8,162
                                                   -----
                                                    1.77%
                                                   -----
Health Care (Managed Care)
Wellpoint Health Networks#   WLP        100         0.93%         9,182
                                                   -----
                                                    0.93%
                                                   -----

  CITISECTOR SERIES, 2001-A
  HEALTHCARE/BIOTECHNOLOGY PORTFOLIO--CONTINUED
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                    Market
                                Stock     Number     Percentage    Value of
        Securities(1)           Symbol of Shares(2) of Portfolio Securities(3)
        -------------           ------ ------------ ------------ -------------
     Health Care (Medical
      Products/Supplies)
Baxter International Inc.        BAX        200          1.90%     $ 18,792
Biomet, Inc.*                    BMET       300          1.19        11,775
Haemonetics Corp.                HAE        300          0.96         9,480
Medtronic, Inc.*#                MDT        500          2.36        23,385
Syncor Int'l. Corp.*             SCOR       300          1.00         9,919
Varian Medical Systems           VAR        200          1.27        12,600
                                                       ------
                                                         8.68%
                                                       ------
Health Care (Special Services)
HEALTHSOUTH Corp.*               HRC        800          1.06%       10,480
Lincare Holdings*                LNCR       200          1.09        10,788
Omnicare, Inc.                   OCR        500          1.09        10,830
                                                       ------
                                                         3.24%
                                                       ------
   Health Care Diversified
Abbott Laboratories#             ABT      1,300          6.10%       60,450
American Home Products           AHP        500          2.95        29,250
Bristol-Myers Squibb             BMY      1,650          9.92        98,291
Johnson & Johnson#               JNJ      1,100          9.82        97,218
                                                       ------
                                                        28.79%
                                                       ------      --------
                                                       100.00%     $990,508
                                                       ======      ========

The Notes following the Portfolios are an integral part of each Portfolio of Securities.

  CITISECTOR SERIES, 2001-A
  INTERNET PORTFOLIO
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                Market
                           Stock     Number     Percentage     Value of
      Securities(1)        Symbol of Shares(2)  of Portfolio Securities(3)
      -------------        ------ ------------ ------------- -------------
   Computers (Hardware)
 Brocade Communication
  Sys.*                     BRCD     1,700          3.31%       $32,878
 Emulex Corp.*              EMLX     1,800          3.37         33,413
 Int'l. Business Machines
  Corp.*                    IBM        350          3.35         33,264
                                                   -----
                                                   10.03%
                                                   -----
 Computers (Peripherals)
 EMC Corp.                  EMC      1,100          3.21%        31,900
                                                   -----
                                                    3.21%
                                                   -----
        Computers
    Software/Services
 Adobe Systems*             ADBE     1,000          3.28%        32,570
 Ariba Inc.*                ARBA     4,200          3.37         33,469
 BEA Systems                BEAS     1,300          3.43         34,044
 eBay Inc.*#                EBAY     1,000          3.44         34,125
 FileNet Corp.*             FILE     2,300          3.36         33,350
 homestore.com Inc.*        HOMS     1,500          3.39         33,656
 i2 Technologies*           ITWO     2,400          3.37         33,450
 Infosys Technologies
  ADS*                      INFY       500          3.48         34,500
 Internet Security
  System*                   ISSX     1,200          3.24         32,194
 Mercury Interactive*       MERQ       800          3.27         32,400
 Microsoft Corp.*           MSFT       600          3.35         33,225
 Peregrine Systems*         PRGN     1,700          3.33         33,044
 Rational Software*         RATL     1,900          3.42         33,963
 RealNetworks Inc.*         RNWK     5,200          3.34         33,150
 Symantec Corp.*            SYMC       800          3.24         32,200
 VeriSign Inc.*             VRSN     1,000          3.25         32,250
 WebMD Corp.*               HLTH     6,800          3.34         33,150
 WebMethods Inc.*           WEBM     1,500          3.29         32,625
 Yahoo Inc.*                YHOO     2,200          3.32         33,000
                                                   -----
                                                   63.51%
                                                   -----
    Gaming, Lottery &
        Parimutuel
 Ticketmaster'B'*#          TMCS     3,800          3.37%        33,488
                                                   -----
                                                    3.37%
                                                   -----
         Services
    (Advertising/Mktg)
 DoubleClick Inc.*#         DCLK     3,200          3.41%        33,800
                                                   -----
                                                    3.41%
                                                   -----

  CITISECTOR SERIES, 2001-A
  INTERNET PORTFOLIO--CONTINUED
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                 Market
                             Stock     Number     Percentage    Value of
       Securities(1)         Symbol of Shares(2) of Portfolio Securities(3)
       -------------         ------ ------------ ------------ -------------
Services (Computer Systems)
CIBER Inc.                    CBR      6,700          3.34%     $ 33,165
Computer Sciences*            CSC      1,000          3.22        31,970
                                                    ------
                                                      6.56%
                                                    ------
         Telephone
Qwest Communications Int'l.   Q          950          3.37%       33,402
                                                    ------
                                                      3.37%
                                                    ------
  Telephone Long Distance
Level 3 Communications*#      LVLT     1,900          3.28%       32,538
WorldCom Inc.*#               WCOM     1,700          3.26        32,406
                                                    ------
                                                      6.54%
                                                    ------      --------
                                                    100.00%     $992,589
                                                    ======      ========



The Notes following the Portfolios are an integral part of each Portfolio of Securities.

  CITISECTOR SERIES, 2001-A
  STRATEGIC INDUSTRIES PORTFOLIO
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                  Market
                             Stock     Number     Percentage     Value of
       Securities(1)         Symbol of Shares(2)  of Portfolio Securities(3)
       -------------         ------ ------------ ------------- -------------
   Beverages (Alcoholic)
Anheuser-Busch Cos.#          BUD      1,100          5.01%       $50,017
                                                     -----
                                                      5.01%
                                                     -----
 Beverages (Non-Alcoholic)
PepsiCo Inc.                  PEP        200          0.87%         8,650
                                                     -----
                                                      0.87%
                                                     -----
    Electric Companies
Allegheny Energy#             AYE        200          0.91%         9,082
Constellation Energy Group#   CEG        200          0.86          8,622
DPL Inc.                      DPL      1,800          4.99         49,770
Duke Energy#                  DUK      1,200          4.99         49,800
OGE Energy                    OGE      2,200          5.01         49,940
Progress Energy               PGN        200          0.85          8,512
UtiliCorp United#             UCU      1,600          5.10         50,880
                                                     -----
                                                     22.71%
                                                     -----
           Foods
Hershey Foods                 HSY        700          4.84%        48,279
Hormel Foods                  HRL      2,600          5.03         50,180
McCormick & Co.               MKC      1,200          4.98         49,716
                                                     -----
                                                     14.85%
                                                     -----
 Household Products (Non-
         Durables)
Kimberly-Clark#               KMB        800          5.34%        53,280
                                                     -----
                                                      5.34%
                                                     -----
        Natural Gas
NiSource Inc.                 NI         300          0.90%         8,988
ONEOK Inc.                    OKE        200          0.81          8,028
Questar Corp.                 STR        400          1.08         10,800
                                                     -----
                                                      2.79%
                                                     -----
   Oil & Gas (Drilling &
         Equipment)
BJ Services                   BJS        750          5.15%        51,495
ENSCO Int'l.*                 ESV        300          1.01         10,029
Helmerich & Payne             HP         200          0.92          9,198
Nabors Industries#            NBR        300          1.53         15,300
SEACOR SMIT                   CKH        200          0.89          8,900
Smith Int'l.                  SII        150          1.02         10,166
Tidewater Inc.                TDW        200          0.88          8,800
                                                     -----
                                                     11.40%
                                                     -----

  CITISECTOR SERIES, 2001-A
  STRATEGIC INDUSTRIES PORTFOLIO--CONTINUED
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                   Market
                               Stock     Number     Percentage    Value of
        Securities(1)          Symbol of Shares(2) of Portfolio Securities(3)
        -------------          ------ ------------ ------------ -------------
  Oil & Gas (Exploration &
         Production)
Alberta Energy                  AOG        200          0.86%     $  8,580
Apache Corp.#                   APA        200          1.10        10,978
Devon Energy#                   DVN        200          1.13        11,290
EOG Resources                   EOG        200          0.80         8,018
Mitchell Energy & Development   MND      1,000          5.13        51,250
Murphy Oil#                     MUR        150          0.98         9,761
Pogo Producing                  PPP        400          1.14        11,332
                                                      ------
                                                       11.14%
                                                      ------
    Oil & Gas (Refining &
        Manufacturing)
Sunoco Inc.                     SUN        300          0.96%        9,615
Tosco Corp.#                    TOS        400          1.63        16,240
Ultramar Diamond Shamrock       UDS        300          1.07        10,677
                                                      ------
                                                        3.66%
                                                      ------
  Oil (Domestic Integrated)
USX-Marathon Group              MRO        400          1.07%       10,672
                                                      ------
                                                        1.07%
                                                      ------
   Oil (Int'l Integrated)
Exxon Mobil                     XOM        650          5.10%       50,889
                                                      ------
                                                        5.10%
                                                      ------
        Personal Care
Alberto-Culver'B'               ACV      1,000          3.92%       39,180
Avon Products#                  AVP        300          1.19        11,859
Gillette Co.#                   G          300          0.94         9,360
                                                      ------
                                                        6.05%
                                                      ------
    Retail (Drug Stores)
Walgreen Co.                    WAG      1,200          4.85%       48,360
                                                      ------
                                                        4.85%
                                                      ------
           Tobacco
Philip Morris Cos.#             MO       1,100          5.16%       51,513
                                                      ------
                                                        5.16%
                                                      ------      --------
                                                      100.00%     $998,006
                                                      ======      ========

The Notes following the Portfolios are an integral part of each Portfolio of Securities.

  CITISECTOR SERIES, 2001-A
  TECHNOLOGY/TELECOMMUNICATIONS PORTFOLIO
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                Market
                           Stock     Number     Percentage     Value of
      Securities(1)        Symbol of Shares(2)  of Portfolio Securities(3)
      -------------        ------ ------------ ------------- -------------
 Communications Equipment
 Comverse Technology*       CMVT       200          1.19%       $11,866
 JDS Uniphase Corp.*        JDSU       900          1.57         15,750
 Lucent Technologies#       LU       1,200          1.13         11,256
 Motorola, Inc.#            MOT        700          1.02         10,164
 Nortel Networks            NT       1,100          1.49         14,850
 QUALCOMM Inc.*             QCOM       200          1.09         10,938
 Scientific-Atlanta         SFA        200          0.84          8,350
 Tellabs, Inc.*             TLAB       300          1.20         11,981
                                                   -----
                                                    9.53%
                                                   -----
   Computers (Hardware)
 Compaq Computer#           CPQ        500          0.95%         9,535
 Dell Computer Corp.*       DELL       700          1.89         18,856
 Hewlett-Packard#           HWP        600          1.84         18,384
 Int'l. Business Machines
  Corp.#                    IBM        850          8.09         80,784
 Sun Microsystems*#         SUNW     1,000          1.47         14,700
                                                   -----
                                                   14.24%
                                                   -----
  Computer (Networking)
 Cisco Systems*             CSCO     4,700          7.17%        71,675
                                                   -----
                                                    7.17%
                                                   -----
 Computers (Peripherals)
 EMC Corp.                  EMC      2,300          6.68%        66,700
                                                   -----
                                                    6.68%
                                                   -----
        Computers
    Software/Services
 Adobe Systems*             ADBE       300          0.98%         9,771
 AOL Time Warner*           AOL      1,300          5.30         52,975
 Electronic Arts*           ERTS       200          1.12         11,225
 Microsoft Corp.*           MSFT     1,400          7.76         77,525
 Oracle Corp.*              ORCL     3,500          5.09         50,820
 VERITAS Software*          VRTS       200          0.86          8,608
                                                   -----
                                                   21.11%
                                                   -----
      Electronics--
      Semiconductors
 Intel Corp.*               INTC     3,000          7.98%        79,688
 Linear Technology Corp.*   LLTC       300          1.26         12,638
 Maxim Integrated
  Products*                 MXIM       200          0.86          8,552
 Texas Instruments          TXN        500          1.57         15,710
 Xilinx Inc.*               XLNX       300          1.11         11,081
                                                   -----
                                                   12.78
                                                   -----

  CITISECTOR SERIES, 2001-A
  TECHNOLOGY/TELECOMMUNICATIONS PORTFOLIO--CONTINUED
  ON THE INITIAL DATE OF DEPOSIT, MARCH 29, 2001
 -----------------------------------------------------------------------------

                                                                   Market
                              Stock     Number     Percentage     Value of
        Securities(1)         Symbol of Shares(2)  of Portfolio Securities(3)
        -------------         ------ ------------ ------------- -------------
  Equipment (Semiconductor)
 Applied Materials*            AMAT       200          0.91%      $  9,113
                                                     ------
                                                       0.91%
                                                     ------
 Services (Computer Systems)
 Computer Sciences             CSC        300          0.96%         9,591
 Electronic Data Systems#      EDS        300          1.63         16,290
                                                     ------
                                                       2.59%
                                                     ------
 Services (Data Processing)
 Automatic Data Processing     ADP        350          1.86%        18,568
 First Data Corp.#             FDC        200          1.20         12,038
 Paychex Inc.*                 PAYX       300          1.13         11,288
                                                     ------
                                                       4.19%
                                                     ------
          Telephone
 ALLTEL Corp.                  AT         200          1.06%        10,576
 BellSouth Corp.#              BLS        500          2.04         20,400
 Qwest Communications Int'l.   Q        1,000          3.52         35,160
 SBC Communications#           SBC        900          3.92         39,132
 Verizon Communications        VZ         800          3.86         38,560
                                                     ------
                                                      14.40%
                                                     ------
   Telephone Long Distance
 AT&T Corp.#                   T        1,000          2.24%        22,350
 BCE Inc.                      BCE        500          1.11         11,130
 WorldCom Inc.*#               WCOM     1,600          3.05         30,500
                                                     ------
                                                       6.40%
                                                     ------       --------
                                                     100.00%      $999,078
                                                     ======       ========


The Notes following the Portfolios are an integral part of each Portfolio of Securities.

Notes to Portfolios of Securities

(1) All Securities are represented entirely by contracts to purchase Securities, which were entered into by the Sponsor on March 29, 2001. All contracts for domestic Securities are expected to be settled by the initial settlement date for the purchase of Units.

(2) Per 1,000,000 Units.

(3) Valuation of Securities by the Trustee was made using the market value per share as of the Evaluation Time on March 29, 2001. Subsequent to the Initial Date of Deposit, Securities are valued, for Securities quoted on a national securities exchange or NASDAQ National Market System, or a foreign securities exchange, at the closing sale prices, or if no price exists, at the mean between the closing bid and offer prices, and for Securities not so quoted, at the mean between bid and offer prices on the over-the-counter market. See Redemption--Computation of Redemption Price Per Unit.

                               ----------------

The following information is unaudited:

 * Salomon Smith Barney Inc., including its parent, subsidiaries and/or affiliates, usually maintains a market in the securities of this company.
 # Within the last three years, Salomon Smith Barney Inc. including its parent, subsidiaries, affiliates and/or predecessor firms, has acted as manager (co-manager) of a public offering of the securities of this company or an affiliate.

DESCRIPTION OF THE TRUSTS

Objective of the Trusts

  The objective of the Equity Focus Trusts--CitiSector Series, 2001-A, Financial Services Portfolio (the "Financial Portfolio"), Healthcare/Biotechnology Portfolio (the "Healthcare Portfolio"), Internet Portfolio (the "Internet Portfolio"), Strategic Industries Portfolio (the "Strategic Industries Portfolio") and Technology/Telecommunications Portfolio (the "Technology Portfolio") is to provide investors with the possibility of capital appreciation through a convenient and cost-effective investment in fixed portfolios consisting of shares of the common stocks (the "Securities") selected by the Sponsor. The Sponsor has selected for the Financial, Healthcare, Internet, Strategic Industries and Technology Portfolios stocks which it considers to have strong potential for capital appreciation over a period of one year relative to risks and opportunities. The payment of dividends is not an objective of the Financial, Healthcare, Internet, Strategic Industries and Technology Portfolios. The Financial, Healthcare, Internet, Strategic Industries and Technology Portfolios are collectively referred to herein as the "Trusts" or as the "Portfolios."

  Achievement of each Trust's objective is dependent upon several factors including the financial condition of the issuers of the Securities and any appreciation of the Securities. Furthermore, because of various factors, including without limitation, Trust sales charges and expenses, unequal weightings of stocks, brokerage costs and any delays in purchasing securities with cash deposited, investors in the Trusts may not realize as high a total return as the theoretical performance of the underlying stocks in their respective Portfolios.

Structure and Offering

  This Series of Equity Focus Trusts--CitiSector Series consists of five separate "unit investment trusts." Each Trust was created under New York law by a Trust Indenture (the "Indenture") between the Sponsor and the Trustee. To the extent references in this Prospectus are to articles and sections of the Indenture, which is incorporated by reference into this Prospectus, the statements made herein are qualified in their entirety by such reference. On the date of this Prospectus, each unit of a Trust (a "Unit") represented a fractional undivided interest, as set forth under the Summary of Essential Information, in the Securities listed under the respective Trust's Portfolio. Additional Units of a Trust will be issued in the amount required to satisfy purchase orders by depositing in such Trust cash (or a bank letter of credit in lieu of cash) with instructions to purchase Securities, contracts to purchase Securities together with irrevocable letters of credit, or additional Securities. On each settlement date (estimated to be three business days after the applicable date on which Securities were deposited in a Trust), the Units will be released for delivery to investors and the deposited Securities will be delivered to the Trustee. As additional Units are issued by the Trusts as a result of the deposit of cash (or a letter of credit in lieu of cash) with instructions to purchase additional Securities, the aggregate value of the Securities in the Trusts will be increased and the fractional undivided interest in the Trusts represented by each Unit will be decreased. There is no limit on the time period during which the Sponsor may continue to make additional deposits of Securities into the Trusts.

  During the 90-day period following the Initial Date of Deposit additional deposits of cash or Securities in connection with the issuance and sale of additional Units will maintain, to the extent practicable, the original proportionate relationship among the number of shares of each Security in the Portfolios of each of the Trusts. The proportionate relationship among the Securities in each of the Trusts will be adjusted to reflect the occurrence of a stock dividend, a stock split or a similar event which affects the capital structure of the issuer of a Security in the Trusts but which does not affect that Trust's percentage ownership of the common stock equity of such issuer at the time of such event. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the Initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, brokerage commissions or unavailability of Securities. Replacement Securities may be acquired under specified conditions when Securities originally deposited are unavailable (see Administration of the Trusts--Trust Supervision). Units may be continuously offered to the public by means of this Prospectus (see Public Sale of Units--Public Distribution) resulting in a potential increase in the number of Units outstanding. Deposits of Additional Securities subsequent to the 90-day period following the Initial Date of Deposit must replicate exactly the proportionate relationship among the number of shares of each of the Securities comprising each of the Portfolios of the Trust at the end of the initial 90-day period.

  The Public Offering Price of Units prior to the Evaluation Time specified in the Summary of Essential Information on any day will be based on the aggregate value of the Securities in a Trust on that day at the Evaluation Time, plus a sales charge. The Public Offering Price for each of the Trusts will thus vary in the future from the amount set forth in the Summary of Essential Information. See Public Sale of Units-Public Offering Price for a complete description of the pricing of Units.

  The Sponsor will execute orders to purchase in the order it determines, in good faith, that they are received. However, indications of interest received prior to the effectiveness of the registration of the Trusts which become orders upon effectiveness will be accepted according to the order in which the indications of interest were received. Further, orders from such indications of interest that are made pursuant to the exchange privilege (see Exchange and Rollover Privileges herein) will be accepted before any other orders for Units. Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units. The Sponsor reserves the right to accept or reject any purchase order in whole or in part.

  The holders ("Holders") of Units of each of the Trusts will have the right to have their Units redeemed for the Securities underlying the Units (see Redemption). If any Units are redeemed, the aggregate value of Securities in the Trusts will be reduced and the fractional undivided interest in such Trust represented by each remaining Unit will be increased. Units of each of the Trusts will remain outstanding until redeemed upon request to the Trustee by any Holder (which may include the Sponsor), or termination of the Indenture (see Administration of the Trusts--Amendment and Termination).

The Portfolios

  The CitiSector Series is designed to capitalize on investment opportunities in specific industry sectors of the market. For this series, portfolios of stock in the financial services, healthcare/ biotechnology, internet and technology/ telecommunications sectors will be included, as well as a strategic industries portfolio containing stocks from several different industries.

  The stocks for each portfolio were selected by the Sponsor with the assistance of Standard & Poor's ("S&P"), a leading provider of financial information, analysis, investment research and recommendations. For the most part, S&P's team of equity analysts and strategists selected holdings from its stock universe of about 1,200 companies, based on a candidate's fundamental strength, as well as the consistency of a company's dividend and earnings history. The individual weighting of each security depends on such factors as the company's market capitalization and the strength of the S&P recommendation.

  There are other considerations that were used in the selections for a specific portfolio. For example, the Portfolios may select holdings considered to have fundamental strength and strong recent stock performance, but are not currently followed by S&P's analysts. An additional selection criteria for the Healthcare Portfolio could be the amount of a company's expenditures for research and development in relation to its revenues.

  There is, of course, no assurance that any of the Securities in the Trust will appreciate in value, and indeed any or all of the Securities may depreciate in value at any time in the future. See Risk Factors.

  The results of ownership of Units will differ from the results of ownership of the underlying Securities of the Trusts for various reasons, including:

  . sales charges and expenses of a Trust,

  . the portfolios may not be fully invested at all times,

  . the stocks are normally purchased or sold at prices different from the closing price used to determine each Trust's net asset value, and

  . not all stocks may be weighted in the initial proportions at all times.

Additionally, results of ownership to different Holders will vary depending on the net asset value of the underlying Securities on the days Holders bought and sold their Units. Of course, any purchaser of securities, including Units, will have to pay sales charges or commissions, which will reduce his total return.

  Total returns and/or average annualized returns for various periods of previous series of Equity Focus Trusts and the Trusts may be included from time to time in advertisements and sales literature. Trust performance may be compared to performance of the Standard & Poor's Financials Index, Standard & Poor's Health Care Composite, CBOE Internet Index, Standard & Poor's Technology Index, and other relevant stock indexes. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period. Advertising and sales literature for the Trusts may also include excerpts from the Sponsor's research reports on one or more of the stocks in the Trusts, including a brief description of its businesses and market sector, and the basis on which the stock was selected.

  All of the domestic Securities are publicly traded either on a stock exchange or in the over-the-counter market. Most of the contracts to purchase Securities deposited initially in each of the Trusts are expected to settle in three business days, in the ordinary manner for such Securities. Any foreign Securities are publicly traded on a variety of foreign stock exchanges. Settlement of contracts for foreign Securities varies by country and may take place prior to the settlement of purchase of Units on the Initial Date of Deposit.

  Each of the Trusts consists of such Securities as may continue to be held from time to time in that Trust and any additional and replacement Securities and any money market instruments acquired and held by such Trust pursuant to the provisions of the Indenture (including the provisions with respect to the deposit into the Trusts of Securities in connection with the sale of additional Units to the public) together with undistributed income therefrom and undistributed and uninvested cash realized from the disposition of Securities. (See Administration of the Trusts--Accounts and Distributions; Trust Supervision.) The Indenture authorizes, but does not require, the Trustee to invest the net proceeds of the sale of any Securities in eligible money market instruments to the extent that the proceeds are not required for the redemption of Units. Any money market instruments acquired by a Trust must be held until maturity and must mature no later than the next Distribution Day and the proceeds distributed to Holders at that time. If sufficient Securities are not available at what the Sponsor considers a reasonable price, excess cash received on the creation of Units may be held in an interest-bearing account with the Trustee until that cash can be invested in Securities.

  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. However, should any contract deposited hereunder (or to be deposited in connection with the sale of additional Units) fail, the Sponsor shall, on or before the next following Distribution Day, cause to be refunded the attributable sales charge, plus the attributable Market

Value of Securities listed under the Portfolio for the relevant Trust, unless substantially all of the monies held in such Trust to cover the purchase are reinvested in replacement Securities in accordance with the Indenture (see Administration of the Trusts--Trust Supervision).

  Because certain of the Securities from time to time may be sold, or their percentage may be reduced under certain extraordinary circumstances described below, or because Securities may be distributed in redemption of Units, no assurance can be given that any of the Trusts will retain for any length of time its present size (see Redemption; Administration of the Trusts--Amendment and Termination). For Holders who do not redeem their Units, investments in Units of a Trust will be liquidated on the fixed date specified under Mandatory Termination of Trust, and may be liquidated sooner if the net asset value of a Trust falls below that specified under Minimum Value of Trust set forth in the Summary of Essential Information (see Risk Factors).

Income

  There is no assurance that dividends on the Securities will be declared or paid in the future.

  Record and Distribution Days for each of the Trusts are set forth under the Summary of Essential Information. Because dividends on the Securities are not received by the Trusts at a constant rate throughout the year and because the issuers of the Securities may change the schedules or amounts or dividend payments, any distributions, whether reinvested or paid in cash, may be more or less than the amount of dividend income actually received by a Trust and credited to the income account established under the Indenture (the "Income Account") as of the Record Day.

RISK FACTORS

Common Stock

  An investment in Units entails certain risks associated with any investment in common stocks. For example, the financial condition of the issuers of the Securities or the general condition of the common stock market may worsen and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:

  . expectations regarding government economic, monetary and fiscal policies,

  . inflation and interest rates,

  . economic expansion or contraction, and

  . global or regional political, economic or banking crises.

  The Sponsor's buying and selling of the Securities, especially during the initial offering of Units of the Trusts or to satisfy redemptions of Units may impact upon the value of the underlying Securities and the Units. The publication of the list of the Securities selected for the Trusts may also cause increased buying activity in certain of the stocks comprising each of the Portfolios. After such announcement, investment advisory and brokerage clients of the Sponsor and its affiliates may purchase individual Securities appearing on the list during the course of the initial offering period. Such buying activity in the stock of these companies prior to the purchase of the Securities by the Trusts may cause the Trusts to purchase stocks at a higher price than those buyers who effect purchases prior to purchases by the Trust.

  Except for the Strategic Industries Portfolio (which may be concentrated in several specific industries or service sectors), each Trust's holdings will be concentrated in a single, specific industry or service sector. Compared to the broad market, an individual sector may be more strongly affected by:

  .  changes in the economic climate,

  .  broad market shifts,

  .  moves in particular dominant stocks, or

  .  regulatory changes.

Investors should be prepared for volatile short-term movement in the value of Units.

  Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally inferior to those of creditors or holders of debt obligations or preferred stocks of such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when, if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preference stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stock.

  Moreover, common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity, common stocks have neither a fixed principal amount nor a maturity, and have values which are subject to market fluctuations for as long as the common stocks remain outstanding.

  Holders will be unable to dispose of any of the Securities in the Portfolios, as such, and will not be able to vote the Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in each of the Trusts and will vote in accordance with the instructions of the Sponsor.

Dividends

  Since the Securities are all common stocks, and the income stream produced by dividend payments thereon is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a Trust. If dividends are insufficient to cover expenses, it is likely that Securities will have to be sold to meet Trust expenses. See Expenses and Charges -- Payment of Expenses. Any such sales may result in capital gains or losses to Holders. See Taxes.

Fixed Portfolio

  Investors should be aware that the Trusts are not "managed" and as a result, the adverse financial condition of a company will not result in the elimination of its securities from the Portfolios of each of the Trusts except under extraordinary circumstances. Investors should note in particular that the Securities were selected on the basis of the criteria set forth under Objectives of the Trusts and that the Trusts may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed. A number of the Securities in the Trusts may also be owned by other clients of the Sponsor. However, because these clients may have differing investment objectives, the Sponsor may sell certain Securities from those accounts in instances where a sale by the Trusts would be impermissible, such as to maximize return by taking advantage of market fluctuations. See Administration of the Trusts -- Trust Supervision. In the event a public tender offer is made for a Security or a merger or acquisition is announced affecting a Security, the Sponsor may instruct the Trustee to tender or sell the Security on the open market when, in its opinion, it is in the best interest of the Holders of the Units to do so.

  Although each Portfolio is regularly reviewed and evaluated and the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances, Securities will not be sold by the Trusts to take advantage of market fluctuations or changes in anticipated rates of appreciation. As a result, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trusts. The prices of single shares of each of the Securities in the Trusts vary widely, and the effect of a dollar of fluctuation, either higher or lower, in stock prices will be much greater as a percentage of the lower-price stocks' purchase price than as a percentage of the higher-price stocks' purchase price.

Additional Securities

  Investors should note that in connection with the issuance of additional Units during the Public Offering Period the Sponsor may deposit cash (or a letter of credit in lieu of cash) with instructions to purchase Securities, additional Securities or contracts to purchase Securities, in each instance maintaining the original percentage relationship, subject to adjustment under certain circumstances, among the number of shares of each Security in a Trust. To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units may represent less or more of that Security and more or less of the other Securities in the Trusts. In addition, brokerage fees (if any) incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trusts. Price fluctuations between the time of deposit and the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Holder's Units and the Income per Unit received by each of the Trusts.

Organization Costs

  The Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for each of the Trust's organization costs will be purchased in the same proportionate relationship as all the Securities contained in the Trusts. Securities will be sold to reimburse the Sponsor for each of the Trust's organization costs after the completion of the initial public offering period, which is expected to be 90 days from the Initial Date of Deposit (a significantly shorter time period than the life of the Trusts). During the initial public offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for each of the Trusts organization costs, the Trustee will sell additional Securities to allow the Trusts to fully reimburse the Sponsor. In that event, the net asset value per Unit will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the amount set forth under "Plus Estimated Organization Costs" in the Summary of Essential Information, this will result in a greater effective cost per Unit to Holders for the reimbursement to the Sponsor. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell such Securities to an extent which will maintain the same proportionate relationship among the Securities contained in the Trusts as existed prior to such sale.

Termination

  A Trust may be terminated at any time and all outstanding Units liquidated if the net asset value of the Trust falls below 40% of the aggregate net asset value of that Trust at the completion of the initial public offering period. Investors should note that if the net asset value of a Trust should fall below the applicable minimum value, the Sponsor may then in its sole discretion terminate such Trust before the Mandatory Termination Date specified in the Summary of Essential Information.

Foreign Securities

  The Trusts may hold Securities of non-U.S. issuers directly and/or through American Depository

Receipts ("ADRs"). There are certain risks involved in investing in securities of foreign companies, which are in addition to the usual risks inherent in United States investments. These risks include those resulting from:

  . fluctuations in currency exchange rates or revaluation of currencies,

  . future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign laws or restrictions,

  . reduced availability of public information concerning issuers, and

  . the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies.

  Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Trusts, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Since the Trusts may invest in securities quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may adversely affect the value of foreign securities in the Portfolios and the net asset value of Units of the Trusts. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to United States dollars, the payment of fixed brokerage commissions on certain foreign exchanges, which generally are higher than commissions on domestic exchanges, and expenses relating to foreign custody.

  In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, the Sponsor anticipates that adequate information will be available to allow the Sponsor to supervise the Portfolios as set forth in Administration of the Trusts -- Trust Supervision.

  On the basis of the best information available to the Sponsor at the present time, none of the Securities is subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from sale of, the Securities either because the particular jurisdictions have not adopted any currency regulations of this type or because the issues qualify for an exemption, or the Trusts, as an extraterritorial investor, has qualified its purchase of the Securities as exempt by following applicable "validation" or similar regulatory or exemptive procedures. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payments to the Trusts.

  In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Portfolios and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption (see Redemption).

Exchange Rate Fluctuation

  In recent years, foreign exchange rates have fluctuated sharply. Income from foreign equity securities held by the Trusts, including those underlying any ADRs held by a Trust, would be payable in the currency of the country of their issuance. However, the Trusts will compute their income in United States dollars, and the computation of income will be made on the date of its receipt by the Trusts at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currency falls relative to the United States dollar between receipt of the income and its conversion to United States dollars, the risk of such decline will be borne by Holders. In addition, the cost of converting such foreign currency to United States dollars would also reduce the return to the Holder.

American Depositary Shares and Receipts

  American Depositary Shares ("ADSs"), and receipts therefor ("ADRs"), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADSs and ADRs are designed for use in the United States securities markets. For purposes of this Prospectus the term ADR generally includes ADSs.

Legal Proceedings and Legislation

  At any time after the Initial Date of Deposit, additional legal proceedings may be initiated on various grounds, or legislation may be enacted, with respect to any of the Securities in the Trusts or to matters involving the business of the issuer of the Securities. There can be no assurance that future legal proceedings or legislation will not have a material adverse impact on the Trusts or will not impair the ability of the issuers of the Securities to achieve their business and investment goals.

Financial Services Portfolio

  The financial services and financial services-related industries will be particularly affected by certain economic, competitive and regulatory developments. The profitability of financial services companies as a group is largely dependent upon the availability and cost of capital funds which in turn may fluctuate significantly in response to changes in interest rates and general economic conditions. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Rising interest rates and inflation may negatively affect certain financial services companies as the costs of lending money, attracting deposits and doing business rise. Insurance companies may be subject to severe price competition. Financial institutions are subject to regulation and supervision by governmental authorities and changes in governmental policies may impact the way financial institutions conduct business. Such governmental regulation may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Also, if government regulation which would further reduce the separation between commercial and investment banking is ultimately enacted, financial services companies may be significantly affected in terms of profitability and competition.

Healthcare/Biotechnology Portfolio

  Companies in the health care industry are, generally, subject to governmental regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. The costs of providing health care services may increase as a result of, among other factors, changes in medical technology and increased labor costs. In addition, health care facility construction and operation is subject to federal, state and local regulation relating to the adequacy of medical care, equipment, personnel, operating policies and procedures, rate-setting, and compliance with building codes and environmental laws. Facilities are subject to periodic inspection by governmental and other authorities to assure continued compliance with the various standards necessary for licensing and accreditation. These regulatory requirements are subject to change and, to comply, it may be necessary for a hospital or other health care facility to incur substantial capital expenditures or increased operating expenses to effect changes in its facilities, equipment, personnel and services.

  Additionally, a number of legislative proposals concerning healthcare have been introduced in the U.S. Congress in recent years or have been reported to be under consideration. These proposals span a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid healthcare plans. Any of these proposals, if enacted, may have an adverse effect on the health care industry.

  The biotechnology sector of the healthcare industry faces certain additional risks. Biotechnology companies need to price drugs to cover costs. Increased competition, managed care, larger provider networks and a planned medicare program may make it difficult to raise prices, and in fact, may result in price discounting. This sector is also subject to costs arising out of its regulation by the Food and Drug Administration. Before any drug or medical device can be sold, it must receive FDA approval. The process to obtain FDA approval has historically been long and costly, and it is becoming increasingly difficult to recoup these costs. Additional expenses may arise from the cost of expensive liability insurance due to the fact that biotechnology companies face the risk of large product liability suits.

  Furthermore, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result no dividends may be paid. Additional capital may be required to market new products on a commercial basis. Finally, biotechnology companies may be dependent for their revenues on only a few products, and may depend on their competitors to produce and market their products. These companies are therefore susceptible to product obsolescence, a common problem in a rapidly developing area like biotechnology.

Internet Portfolio

  Companies in the Internet Portfolio are subject to the problems and risks inherent in the technology sectors in general (see Technology/ Telecommunications Portfolio herein). In addition the market in which internet companies compete is characterized by rapidly changing technology, rapid product and service obsolescence, cyclical market patterns, intense competition, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

  Based on the trading history of internet stocks, factors such as the announcement of new products, the development of new technologies or the general condition of the industry have caused and are likely to cause the market price of these stocks to fluctuate substantially. In addition internet stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

  Many internet companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Internet Portfolio. The above factors could adversely affect the value of the Trust's Units.

Strategic Industries Portfolio

  The Strategic Industries Portfolio may be considered to be concentrated in common stock of companies engaged in the energy and/or utilities industries. Certain companies in the Strategic Industries Portfolio are particularly subject to risks that are inherent to the utility industry, including:

  . difficulty in obtaining an adequate return on invested capital,

  . difficulty in financing large construction programs during an inflationary period,

  . restrictions on operations and increased cost and delays attributable to environmental considerations and regulations,

  . difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets,

  . increased costs and reduced availability of certain types of fuel,

  . occasional reduced availability and high costs of natural gas for resales,

  . the effects of energy conservation, and

  . the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes.

  There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may periodically make major shifts in policy. Utilities, in particular investor-owned utilities, are subject to extensive regulation relating to the rates which they may charge customers. Utilities can experience regulatory, political, and consumer resistance to rate increases. Utilities engaged in long-term capital projects are especially sensitive to regulatory lags in granting rate increases. Any difficulty in obtaining timely and adequate rate increases could adversely affect a utility's results of operations. There is no assurance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks.

  The demand for a utility's services is influenced by, among other factors, competition, weather conditions and economic conditions. Electric utilities, for example, have experienced increased competition as a result of the availability of other energy sources, the effects of conservation on the use of electricity, self-generation by industrial customers and the generation of electricity by co-generators and other independent power producers. Also, increased competition will result if federal regulators determine that utilities must open their transmission lines to competitors.

  Utilities also incur substantial capital expenditures and operating expenses to comply with environmental, energy, licensing and other laws and regulations relating to, among other things, air emissions, the quality of drinking water, waste water discharge, solid and hazardous substance handling and disposal, and siting and licensing of facilities. Environmental legislation and regulations are changing rapidly and are the subject of current public policy debate and legislative proposals. Compliance with these requirements may limit a utility's operations or require substantial investments in new equipment and, as a result, may adversely affect a utility's results of operations.

  The Public Utility Holding Company Act of 1935 (the "1935 Act") regulates, among other things, certain acquisitions of voting securities of electric utility companies by anyone who is an "affiliate" of a public utility company. In addition, the 1935 Act requires a "holding company" to register as such with the Securities and Exchange Commission and be otherwise subject to certain restrictions on the acquisition of securities and other interests in public utility companies. This regulatory structure may discourage consolidation in the electric utility industry or otherwise negatively affect the value of utility stocks generally. In order to avoid becoming an "affiliate," the Trust has adopted an investment restriction that it will not purchase securities of a public utility company if by reason thereof the Strategic Industries Portfolio would hold 5% or more of the outstanding voting securities of the issuer. Nevertheless, if the Strategic Industries Portfolio were to be considered to be a member of an organized group of persons, the 1935 Act might limit the Strategic Industries Portfolio's acquisitions of the voting securities of public utility companies by reason of the control by the group of 5% or more of the voting securities of a public utility company.

  Certain of the issuers of securities held by the Strategic Industries Portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

  The Strategic Industries Portfolio may be considered to be concentrated in common stocks of companies engaged in refining and marketing oil and related products. According to the U.S. Department of Commerce, the factors which will most likely shape the industry include:

  . the price and availability of oil from the Middle East,

  . changes in United States environmental policies, and

  . the continued decline in U.S. production of crude oil.

  Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries and highly uncertain and potentially more volatile oil prices and a higher rate of growth for natural gas production than for other fuels. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others.

Technology/Telecommunications Portfolio

  The Technology Portfolio's investments in securities of technology related companies present certain risks that may not exist to the same degree in other types of investments. Technology stocks, in general, tend to be relatively volatile as compared to other types of investments. Any such volatility will be reflected in the value of the Technology Portfolio's Units. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. Further, companies in the technology industry spend heavily on research and development and are subject to the risk that their products or services may not prove commercially successful or may become obsolete quickly.

  Certain companies whose securities are included in the Technology/Telecommunications Portfolio are engaged in providing local, long-distance and wireless services, in the manufacture of telecommunications products and in a wide range of other activities including directory publishing, information systems and the operation of voice, data and video telecommunications networks.

  Payment on common stocks of companies in the telecommunications industry, including local, long-distance and cellular service, the manufacture of telecommunications equipment, and other ancillary services, is generally dependent upon the amount and growth of customer demand, the level of rates permitted to be charged by regulatory authorities and the effects of inflation on the cost of providing services and the rate of technological innovation. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology. Telecommunications companies are undergoing significant change due to varying and evolving levels of governmental regulation or deregulation and other factors. As a result, competitive pressures are intense and the securities of such companies may be subject to significant price volatility.

  The domestic companies in the Technology/Telecommunications Portfolio may consist of former government owned telecommunications systems that have been privatized in states. The Sponsor cannot predict whether such privatization will continue in the future or what, if any, effect this will have on the Technology Portfolio.

PUBLIC SALE OF UNITS

Public Offering Price

  The Public Offering Price of the Units for each of the Trusts is computed by adding the applicable initial sales charge to the net asset value per Unit of a Trust. The net asset value of a Trust is calculated by adding the combined market value of the Securities in a Trust (as determined by the Trustee) to any cash held, and the dividing that sum by the number of Units of the Trust outstanding. The total sales charge consists of an initial sales charge and a deferred sales charge equal, in the aggregate, to a maximum charge of 3.25% of the Public Offering Price (3.359% of the net amount invested in Securities).

  The initial sales charge is computed by deducting the deferred sales charge ($22.50 per 1,000 Units) from the aggregate sales charge of 3.25%. The initial sales charge on the Initial Date of Deposit is 1.00% of the Public Offering Price. Subsequent to the Initial Date of Deposit, the amount of the initial sales charge will vary with changes in the aggregate value of the Securities in the Trusts. For example, the initial sales charge will exceed 1.00% if the Public Offering Price exceeds $1,000 per 1,000 Units and will be less than 1.00% if the Public Offering Price is less than $1,000 per 1,000 Units. The initial sales charge is deducted from the purchase price of a Unit at the time of purchase and paid to the Sponsor.

  The deferred sales charge is a monthly charge of $4.50 per 1,000 Units and is accrued in five monthly installments commencing on July 1, 2001 and will be charged to the Capital Account on the first day of each month thereafter through November 1, 2001. As a result of the deferred sales charge being a fixed dollar amount, if the Public Offering Price exceeds $1,000 per 1,000 Units, the deferred sales charge will be less than 2.25%, and if the Public Offering Price is less than $1,000 per 1,000 Units, the deferred sales charge will exceed 2.25%. If a Deferred Sales Charge Payment Date is not a business day, the payment will be charged to the Trust on the next business day. To the extent that the entire first year deferred sales charge of $22.50 per 1,000 Units has not been deducted at the time of repurchase or redemption of Units prior to November 1, 2001, any unpaid amount will be deducted from the proceeds or in calculating an in kind distribution. Units purchased pursuant to the Reinvestment Plan are subject only to the remaining applicable deferred sales charge deduction (see Reinvestment Plan).

  Purchasers on March 30, 2001 (the first day Units will be available to the public) will be able to purchase Units at $1.00 each (including the initial sales charge). To allow Units to be priced at $1.00, the Units outstanding as of the Evaluation Time on March 30, 2001 (all of which are held by the Sponsor) will be split (or split in reverse). The Public Offering Price on any subsequent date will vary from the Public Offering Price on the date of the initial Prospectus (set forth under Investment Summary) in accordance with fluctuations in the aggregate value of the underlying Securities. Units will be sold to investors at the Public Offering Price next determined after receipt of the investor's purchase order. A proportionate share of the amount in the Income Account (described under Administration of the Trust--Accounts and Distributions) on the date of delivery of the Units to the purchaser is added to the Public Offering Price.

  The initial sales charge applicable to quantity purchases is reduced on a graduated scale for sales to any purchaser of at least 50,000 Units. Sales charges are as follows:

                                           Initial Sales Charge
                                           ---------------------
                                           Percent of Percent of Maximum Dollar
                                            Offering  Net Amount Amount Deferred
Number of Units*                             Price     Invested  Per 1,000 Units
----------------                           ---------- ---------- ---------------
Fewer than 50,000.........................    1.00%     1.010%       $22.50
50,000 but less than 100,000..............     .75       .758         22.50
100,000 but less than 250,000.............     .50       .503         22.50
250,000 but less than 500,000.............     .25       .253         22.50
500,000 but less than 1,000,000...........       0          0         22.50

------------
* The reduced sales charge is also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $1,000 for 1,000 Units, etc.

  For purchases of at least 1,000,000 Units or $1,000,000 or more, the total sales charge will be 1.75% (or 1.781% of the net amount invested).

  The above graduated sales charges will apply to all purchases in the aggregate of one or more of Portfolios on any one day by the same purchaser of Units in the amounts stated. Purchases of Units will not be aggregated with purchases of units of any other series of Equity Focus Trusts. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed to be registered in the name of the purchaser for purposes of calculating the applicable sales charge. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

  Valuation of Securities by the Trustee is made as of the close of business on the New York Stock Exchange on each business day. Securities quoted on national stock exchange or Nasdaq National Market are valued at the closing sale price, or, if no closing sales price exists, at the mean between the closing bid and offer prices. Securities not so quoted are valued at the mean between bid and offer prices.

  Employees of the Sponsor and The McGraw-Hill Companies, Inc., and their subsidiaries, affiliates and employee-related accounts may purchase Units pursuant to employee benefit plans, at a price equal to the aggregate value of the Securities in a Trust divided by the number of Units outstanding only subject to the applicable deferred sales charge. Sales to these plans involve less selling effort and expense than sales to employee groups of other companies.

Public Distribution

  Units will be distributed to the public at the Public Offering Price through the Sponsor, as sole underwriter of the Trusts, and may also be distributed through dealers.

  The Sponsor intends to qualify Units of each of the Trusts for sale in all states of the United States where qualification is deemed necessary through the Sponsor and dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price per Unit to be established at the time of sale by the Sponsor.

Underwriter's and Sponsor's Profits

  The Sponsor, as sole underwriter, receives a gross underwriting commission equal to the initial sales charge of 1.00% of the Public Offering Price (subject to reduction on a graduated scale basis in the case of volume purchases, and subject to reduction for purchasers as described under Public Offering Price above) and the Deferred Sales Charge of $22.50 per 1,000 Units accrued in five monthly installments of $4.50.

  On the Initial Date of Deposit, the Sponsor also realized a profit or loss on deposit of the Securities into each of the Trusts in the amount set forth under Investment Summary, which equals the difference between the cost of the Securities to a Trust (which is based on the aggregate value of the Securities on the Date of Deposit) and the purchase price of such Securities to the Sponsor. In the event that subsequent deposits are effected by the Sponsor with the deposit of Securities (as opposed to cash or a letter of credit) with respect to the sale of additional Units to the public, the Sponsor similarly may realize a profit or loss. The Sponsor also may realize profits or sustain losses as a result of fluctuations after the Initial Date of Deposit in the aggregate value of the Securities and hence of the Public Offering Price received by the Sponsor for Units. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business and may be of benefit to the Sponsor.

  The Sponsor also receives an annual fee at the maximum rate of $.25 per 1,000 Units for the administrative and other services which it provides during the life of the Trusts (see Expenses and Charges--Fees). The Sponsor has not participated as sole underwriter or manager or member of any underwriting syndicate from which any of the Securities in the Portfolios on the Initial Date of Deposit were acquired, except as indicated under Portfolio.

  In maintaining a market for the Units (see Market for Units), the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units (based on the aggregate value of the Securities) and the prices at which it resells such Units (which include the sales charge) or the prices at which the Securities are sold after it redeems such Units, as the case may be.

MARKET FOR UNITS

  While the Sponsor is not obligated to do so, its intention is to maintain a market for Units and offer continuously to purchase Units from the Initial Date of Deposit at prices, subject to change at any time, which will be computed by adding:

  . the aggregate value of Securities in a Trust,

  . amounts in a Trust, including dividends receivable on stocks trading ex-dividend, and

  . all other assets in a Trust.

deducting therefrom the sum of:

  . taxes or other governmental charges against a Trust not previously deducted,

  . accrued fees and expenses of the Trustee (including legal and auditing expenses), the Sponsor and counsel to a Trust and certain other expenses, and

  . amounts for distribution to Holders of record as of a date prior to the evaluation.

  The result of the above computation is divided by the number of Units outstanding as of a date prior to the evaluation, and the result of such computation is divided by the number of Units outstanding as of the date of computation. The Sponsor may discontinue purchases of Units if the supply of Units exceeds demand or for any other business reason. The Sponsor, of course, does not in any way guarantee the enforceability, marketability or price of any Securities in the Portfolios or of the Units. On any given day, however, the price offered by the Sponsor for the purchase of Units shall be an amount not less than the Redemption Price per Unit, based on the aggregate value of Securities in a Trust on the date on which the Units of such Trust are tendered for redemption (see Redemption).

  The Sponsor may, of course, redeem any Units it has purchased in the secondary market to the extent that it determines that it is undesirable to continue to hold such Units in its inventory. Factors which the Sponsor will consider in making such a determination will include the number of units of all series of unit trusts which it has in its inventory, the saleability of such units and its estimate of the time required to sell such units and general market conditions. For a description of certain consequences of such redemption for the remaining Holders, see Redemption.

REDEMPTION

  Units may be redeemed by the Trustee at its corporate trust office upon payment of any relevant tax without any other fee, accompanied by a written instrument or instruments of transfer with the signature guaranteed by a national bank or trust company, a member firm of any of the New York, Midwest or Pacific Stock Exchanges, or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

  The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions (see Administration of the Trusts -- Accounts and Distribution). The Securities to be sold will be selected by the Trustee from those designated on the current list provided by the Sponsor for this purpose. After the initial public offering period, the Redemption Price per Unit will be reduced to reflect the estimated cost of liquidating securities to meet redemptions. Provision is made in the Indenture under which the Sponsor may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trusts. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be a sufficient number of shares to obtain institutional rates of brokerage commissions (generally between 1,000 and 5,000 shares).

  The Trustee will redeem Units "in kind" for a single portfolio upon request of redeeming Holder if the Holder tenders at least 100,000 Units of that particular Trust. Thus, a Holder will be able (except during a period described in the last paragraph under this heading), not later than the seventh calendar day following such tender (or if the seventh calendar day is not a business day, on the first business day prior thereto), to receive in kind an amount per Unit equal to the Redemption Price per Unit (computed as described in Redemption--Computation of Redemption Price per Unit) as determined as of the day of tender. The Redemption Price per Unit for in kind distributions (the "In Kind Distribution") will take the form of the distribution of whole and fractional shares of each of the Securities in the amounts and the appropriate proportions represented by the fractional undivided interest in a Trust of the Units tendered for redemption (based upon the Redemption Price per Unit).

  In Kind Distributions on redemption of a minimum of 100,000 Units of a Trust will be held by the Bank of New York, as Distribution Agent, for the account, and for disposition in accordance with the instructions of, the tendering Holder as follows:

    (a) If the tendering Holder requests cash payment, the Distribution Agent shall sell the In Kind Distribution as of the close of business on the date of tender and remit to the Holder not later than seven calendar days thereafter the net proceeds of sale, after deducting brokerage commissions and transfer taxes, if any, on the sale. The Distribution Agent may sell the Securities through the Sponsor, and the Sponsor may charge brokerage commissions on those sales. Since these proceeds will be net of brokerage commissions, Holders who wish to receive cash for their Units should always offer them for sale to the Sponsor in the secondary market before seeking redemption by the Trustee. The Trustee may offer Units tendered for redemption and cash liquidation to the Sponsor on behalf of any Holder to obtain this more favorable price for the Holder.

    (b) If the tendering Holder requests distribution in kind, the Distribution Agent (or the Sponsor acting on behalf of the Distribution Agent) shall sell any portion of the In Kind Distribution represented by fractional interests in accordance with the foregoing and distribute net cash proceeds to the tendering Holder together with certificates representing whole shares of each of the Securities that comprise the In Kind Distribution. (The Trustee may, however, offer the Sponsor the opportunity to purchase the tendered Units in exchange for the numbers of shares of each Security and cash, if any, which the Holder is entitled to receive. The tax consequences to the Holder would be identical in either case.)

  Any amounts paid on redemption representing income received will be withdrawn from the Income Account to the extent funds are available (an explanation of such Account is set forth under Administration of the Trusts -- Accounts and Distributions). In addition, in implementing the redemption procedures described above, the Trustee and the Distribution Agent shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the In Kind Distribution as of the date of tender. To the extent that Securities are distributed in kind, the size of the Trust will be reduced.

  A Holder may tender Units for redemption on any weekday (a "Tender Day") which is not one of the following: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving or Christmas. The right of redemption may be suspended and payment postponed for any period, determined by the Securities and Exchange Commission ("SEC"), (1) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings, (2) during which the trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable or
(3) for such periods as the SEC may by order permit.

Computation of Redemption Price Per Unit

  Redemption Price per Unit is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), as of the Evaluation Time next following the tender of any Unit for redemption on any Tender Day, and on any other business day desired by the Trustee or the Sponsor, by adding (1) the aggregate value of the Securities determined by the Trustee, (2) amounts in a Trust including dividends receivable on stocks trading ex-dividend (with appropriate adjustments to reflect monthly distributions made to Holders) and (3) all other assets in a Trust; deducting therefrom the sum of (a) taxes or other governmental charges against the Trust not previously deducted, (b) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Sponsor and counsel to a Trust and certain other expenses and (c) amounts for distribution to Holders of record as of a date prior to the evaluation; and dividing the result of such computation by the number of Units outstanding as of the date thereof. As of the close of the initial public offering period the Redemption Price per 1,000 Units will be reduced to reflect the payment of the per 1,000 Unit organization costs to the Sponsor. Therefore, the amount of the Redemption Price per 1,000 Units received by a Holder will include the portion representing organization costs only when such Units are tendered for redemption prior to the close of the initial public offering period.

  The aggregate value of the Securities shall be determined by the Trustee in good faith in the following manner: if the Securities are listed on a national securities exchange or NASDAQ National Market System, or a foreign securities exchange, such evaluation shall generally be based on the last reported sale price on such exchange, which shall be deemed to be the New York Stock Exchange if the Securities are listed thereon, (unless the Trustee deems such price inappropriate as a basis for evaluation) or, if there is no last reported sale price on such exchange, at the mean between the closing offering and bid side evaluation. If the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange, such evaluation shall generally be made by the Trustee in good faith based at the mean between current bid and offer prices on the over-the-counter market (unless the Trustee deems such mean inappropriate as a basis for evaluation) or, if bid and offer prices are not available, (1) on the basis of the mean between current bid and offer prices on the over-the-counter market, (2) on the basis of the mean between current bid and offer prices for comparable securities, (3) by the Trustee's appraising the value of the Securities in good faith at the mean between the bid side and the offer side of the market or (4) by any combination thereof.

EXPENSES AND CHARGES

  Initial Expenses -- Investors will reimburse the Sponsor on a per 1,000 Units basis, for all or a portion of the estimated costs incurred in organizing the Trusts including the cost of the initial preparation, printing and execution of the registration statement and the indenture, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket costs. The estimated organization costs will be paid from the assets of a Trust as of the close of the initial public offering period. To the extent that actual organization costs are less than the estimated amount, only the actual organization costs will be deducted from the assets of a Trust. To the extent that actual organization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor. Any balance of the expenses incurred in establishing the Trusts, as well as advertising and selling expenses, will be paid by the Underwriters at no cost to the Trusts.

  Fees -- The Trustee's and Sponsor's fees are set forth under Summary of Essential Information. The Trustee receives for its services as Trustee and Distribution Agent payable in monthly installments, the amount set forth under Summary of Essential Information. The Trustee's fee (in respect of services as Trustee), payable monthly, is based on the largest number of Units outstanding during the preceding month. Certain regular and recurring expenses of the Trusts, including certain mailing and printing expenses, are borne by the Trusts. The

Trustee receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

  The Sponsor's fee, which is earned for trust supervisory services, is based on the largest number of Units outstanding during the year. The Sponsor's fee, which is not to exceed the maximum amount set forth under Summary of Essential Information, may exceed the actual costs of providing supervisory services for a Trust, but at no time will the total amount the Sponsor receives for trust supervisory services rendered to all series of Salomon Smith Barney Unit Trusts in any calendar year exceed the aggregate cost to it of supplying these services in that year. In addition, the Sponsor may also be reimbursed for bookkeeping or other administrative services provided to the Trusts in amounts not exceeding its cost of providing those services. The fees of the Trustee and Sponsor may be increased without approval of Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor.

  Standard & Poor's receives a fee from the Trusts to cover the license by S&P to the Sponsor for the use of the trademark and trade names "Standard & Poor's" and "S&P", as well as the license by S&P to the Sponsor of its rankings, database and research in connection with the selection of stocks for each Trust's portfolio.

  Other Charges -- These include: (1) fees of the Trustee for extraordinary services (for example, making distributions due to failure of contracts for Securities), (2) expenses of the Trustee incurred for the benefit of the Trusts (including legal and auditing expenses) and expenses of counsel designated by the Sponsor, (3) various governmental charges and fees and expenses for maintaining the Trusts' registration statement current with Federal and State authorities, (4) expenses and costs of action taken by the Sponsor, in its discretion, or the Trustee, in its discretion, to protect the Trusts and the rights and interests of Holders (for example, expenses in exercising the Trusts' rights under the underlying Securities), (5) indemnification of the Trustee for any losses, liabilities and expenses incurred without gross negligence, bad faith or willful misconduct on its part, (6) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, willful misconduct or reckless disregard of their duties and (7) expenditures incurred in contacting Holders upon termination of the Trusts. The amounts of these charges and fees are secured by a lien on the Trusts.

  Payment of Expenses -- Funds necessary for the payment of the above fees will be obtained in the following manner: (1) first, by deductions from the Income Accounts (see below); (2) to the extent the Income Account funds are insufficient, by distribution from the Capital Accounts (see below) (which will reduce income distributions from the Accounts); (3) to the extent the Income and Capital Accounts are insufficient, by selling Securities from the Portfolio and using the proceeds to pay the expenses (thereby reducing the net asset value of the Units). Payment of the Deferred Sales Charge will be made in the manner described under Administration of the Trusts -- Accounts and Distributions below.

  Since the Securities are all common stocks, and the income stream produced by dividend payments thereon is unpredictable (see Description of the Trusts --
 Risk Factors), the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. If dividends are insufficient to cover expenses, it is likely that Securities will have to be sold to meet Trust expenses. Any such sales may result in capital gains or losses to Holders. See Taxes.

ADMINISTRATION OF THE TRUSTS

Records

  The Trustee keeps records of the transactions of the Trusts at its corporate trust office including names, addresses and holdings of all Holders of record, a current list of the Securities and a copy of the Indenture. Such records are available to Holders for inspection at reasonable times during business hours.

Accounts and Distributions

  Dividends payable to a Trust are credited by the Trustee to an Income Account, as of the date on which the Trust is entitled to receive such dividends as a holder of record of the Securities. All other receipts (i.e., return of capital, stock dividends, if any, and gains) will be credited by the Trustee to a Capital Account. If a Holder elects to receive its distribution in cash, any income distribution for the Holder as of each Record Day will be made on the following Distribution Day or shortly thereafter and shall consist of an amount equal to the Holder's pro rata share of the distributable balance in the Income Account as of such Record Day, after deducting estimated expenses. The first distribution for persons who purchase Units between a Record Day and a Distribution Day will be made on the second Distribution Day following their purchase of Units. In addition, amounts from the Capital Account may be distributed from time to time to Holders of Record. No distribution need be made from the Capital Account if the balance therein is less than an amount sufficient to distribute $5.00 per 1,000 Units. The Trustee may withdraw from the Income Account, from time to time, such amounts as it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trusts. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest. Distributions of amounts necessary to pay the Deferred Sales Charge will be made from the Capital Account to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations. Although the Sponsor may collect the Deferred Sales Charge monthly, to keep Units more fully invested the Sponsor currently does not anticipate sales of Securities to pay the Deferred Sales Charge until after the last Deferred Sales Charge Payment Date. Proceeds of the disposition of any Securities not used to pay the Deferred Sales Charge or to redeem Units will be held in the Capital Account and distributed on the Final Distribution upon termination of the appropriate Trust.

  Purchases at Market Discount -- Certain of the shareholder dividend reinvestment, stock purchase or similar plans maintained by issuers of the Securities offer shares pursuant to such plans at a discount from market value. Subject to any applicable regulations and plan restrictions, the Sponsor intends to direct the Trustee to participate in any such plans to the greatest extent possible taking into account the Securities held by the Trusts in the issuers offering such plans. In such event, the Indenture requires that the Trustee forthwith distribute in kind to the Distribution Agent the Securities received upon any such reinvestment to be held for the accounts of the Holders in proportion to their respective interests in the Trusts. It is anticipated that Securities so distributed shall immediately be sold. Therefore, the cash received upon such sale, after deducting sales commissions and transfer taxes, if any, will be used for cash distributions to Holders.

  The Trustee will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in securities held in the Trusts are generally made in brokerage transactions (as distinguished from principal transactions) and the Sponsor or any of its affiliates may act as brokers therein if the Trustee expects thereby to obtain the most favorable prices and execution. The furnishing of statistical and research information to the Trustee by any of the securities dealers through which transactions are executed will not be considered in placing securities transactions.

Trust Supervision

  Each of the Trusts is a unit investment trust which normally follows a buy and hold investment strategy and is not actively managed. Therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the

Portfolio. However, each Portfolio is regularly reviewed. Traditional methods of investment management for a managed fund (such as a mutual fund) typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. However, while it is the intention of the Sponsor to continue a Trust's investment in the Securities in the original proportions, it has the power but not the obligation to direct the disposition of the Securities upon institution of certain legal proceedings, default under certain documents adversely affecting future declaration or payment of anticipated dividends, or a substantial decline in price or the occurrence of materially adverse credit factors that, in the opinion of the Sponsor, would make the retention of the Securities detrimental to the interests of the Holders. The Sponsor intends to review the desirability of retaining in a Portfolio any Security if its investment rating is reduced below 3 by the Sponsor's Research Department. The Sponsor is authorized under the Indenture to direct the Trustee to invest the proceeds of any sale of Securities not required for redemption of Units in eligible money market instruments having fixed final maturity dates no later than the next Distribution Day (at which time the proceeds from the maturity of said instrument shall be distributed to Holders) which are selected by the Sponsor and which will include only the following instruments:

    (i) Negotiable certificates of deposit or time deposits of domestic banks which are members of the Federal Deposit Insurance Corporation and which have, together with their branches or subsidiaries, more than $2 billion in total assets, except that certificates of deposit or time deposits of smaller domestic banks may be held provided the deposit does not exceed the insurance coverage on the instrument (which currently is $100,000), and provided further that a Trust's aggregate holding of certificates of deposit or time deposits issued by the Trustee may not exceed the insurance coverage of such obligations and (ii) U.S. treasury notes or bills.

  In the event a public tender offer is made for a Security or a merger or acquisition is announced affecting a Security, the Sponsor may instruct the Trustee to tender or sell the Security on the open market when in its opinion it is in the best interest of the Holders of the Units to do so. In addition, the Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new Securities in exchange or substitution for any Securities except that the Sponsor may instruct the Trustee to accept or reject such an offer to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer failed to declare or pay anticipated dividends with respect to such Securities or (2) in the written opinion of the Sponsor the issuer will probably fail to declare or pay anticipated dividends with respect to such Securities in the reasonably foreseeable future. Any Securities so received in exchange or substitution shall be sold unless the Sponsor directs that they be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. If a Security is eliminated from the Portfolio and no replacement security is acquired, the Trustee shall within a reasonable period of time thereafter notify Holders of that Trust of the sale of the Security. Except as stated in this and the following paragraphs, the Trusts may not acquire any securities other than (1) the Securities and (2) securities resulting from stock dividends, stock splits and other capital changes of the issuers of the Securities.

  The Sponsor is authorized to direct the Trustee to acquire replacement Securities ("Replacement Securities") to replace any Securities, for which purchase contracts have failed ("Failed Securities"), or, in connection with the deposit of Additional Securities, when Securities of an issue originally deposited are unavailable at the time of subsequent deposit, as described more fully below. Replacement Securities that are replacing Failed Securities will be deposited into a Trust within 110 days of the date of deposit of the contracts that have failed at a purchase price that does not exceed the amount of funds reserved for the purchase of Failed Securities.
The Replacement Securities shall satisfy certain conditions specified in the Indenture including, among other conditions, requirements that the Replacement Securities shall be publicly-traded common stocks; shall be issued by an issuer subject to or exempt from the reporting requirements under Section 13 or 15(d) of the Securities Exchange Act of 1934 (or similar provisions of law); shall not result in more than 10% of a Trust consisting of securities of a single issuer (or of two or more issuers which are Affiliated Persons as this term is defined in the Investment Company Act of 1940) which are not registered and are not being registered under the Securities Act of 1933 or result in a Trust owning more than 50% of any single issue which has been registered under the Securities Act of 1933; and shall have, in the opinion of the Sponsor, characteristics sufficiently similar to the characteristics of the other Securities in that Trust as to be acceptable for acquisition by such Trust. Whenever a Replacement Security has been acquired for a Trust, the Trustee shall, on the next Distribution Day that is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to that Trust of the Failed Security exceeded the cost of the Replacement Security. If Replacement Securities are not acquired, the Sponsor will, on or before the next following Distribution Day, cause to be refunded the attributable sales charge, plus the attributable Market Value of Securities listed under Portfolios plus income attributable to the Failed Security. Any property received by the Trustee after the Initial Date of Deposit as a distribution on any of the Securities in a form other than cash or additional shares of the Securities received in a non-taxable stock dividend or stock split, shall be retained or disposed of by the Trustee as provided in the Indenture. The proceeds of any disposition shall be credited to the Income or Capital Account of a Trust.

  The Indenture also authorizes the Sponsor to increase the size and number of Units of the Trusts by the deposit of cash (or a letter of credit) with instructions to purchase Additional Securities, contracts to purchase Additional Securities, or Additional Securities in exchange for the corresponding number of additional Units during the 90-day period subsequent to the Initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit (the "Original Proportionate Relationship") is maintained to the extent practicable. Deposits of Additional Securities subsequent to the 90-day period following the Initial Date of Deposit must replicate exactly the original proportionate relationship among the number of shares of each Security comprising the Portfolio at the end of the initial 90-day period.

  With respect to deposits of cash (or a letter of credit) with instructions to purchase Additional Securities, Additional Securities or contracts to purchase Additional Securities, in connection with creating additional Units of a Trust during the 90-day period following the Initial Date of Deposit, the Sponsor may specify minimum amounts of additional Securities to be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the Original Proportionate Relationship. If Securities of an issue originally deposited are unavailable at the time of subsequent deposit or cannot be purchased at reasonable prices or their purchase is prohibited or restricted by law, regulation or policies applicable to the Trusts or the Sponsor, the Sponsor may
(1) deposit cash or a letter of credit with instructions to purchase the Security when practicable (provided that it becomes available within 110 days after the Initial Date of Deposit), (2) deposit (or instruct the Trustee to purchase) Securities of one or more other issues originally deposited or (3) deposit (or instruct the Trustee to purchase) a Replacement Security that will meet the conditions described above. Any funds held to acquire Additional or Replacement Securities which have not been used to purchase Securities at the end of the 90-day period beginning with the Initial Date of Deposit, shall be used to purchase Securities as described above or shall be distributed to Holders together with the attributable sales charge.

Reports to Holders

  The Trustee will furnish Holders with each distribution a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable period of time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Holder of record a statement (1) as to the Income Account: income received; deductions for applicable taxes and for fees and expenses of the Trustee and counsel, and certain other expenses; amounts paid in connection with redemptions of Units and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year; (2) as to the Capital Account: the disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom; the results of In Kind Distributions in connection with redemption of Units; deductions for payment of applicable taxes and for fees and expenses of the Trustee and counsel and certain other expenses, to the extent that the Income Account is insufficient, and the balance remaining after such distribution and deductions, expressed both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) amounts actually distributed during such calendar year from the Income Account expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the record dates for such distributions.

  In order to enable them to comply with federal and state tax reporting requirements, Holders will be furnished with evaluations of Securities upon request to the Trustee.

Book-Entry Units

  Ownership of Units of each Trust will not be evidenced by certificates. All evidence of ownership of the Units will be recorded in book-entry form either at Depository Trust Company ("DTC") through an investor's broker's account or through registration of the Units on the books of the Trustee. Units held through DTC will be deposited by the Sponsor with DTC in the Sponsor's DTC account and registered in the nominee name CEDE & CO. Individual purchases of beneficial ownership interest in a Trust will be made in book-entry form through DTC or the Trustee. Ownership and transfer of Units will be evidenced and accomplished by book-entries made by DTC and its participants if the Units are evidenced at DTC, or otherwise will be evidenced and accomplished by book-entries made by the Trustee. DTC will record ownership and transfer of the Units among DTC participants and forward all notices and credit all payments received in respect of the Units held by the DTC participants. Beneficial owners of Units will receive written confirmation of their purchases and sale from the broker-dealer or bank from whom their purchase was made. Units are transferable by making a written request properly accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unit Holder. Holders must sign such written request exactly as their names appear on the records of the Trusts. Such signatures must be guaranteed by a commercial bank or trust company, savings and loan association or by a member firm of a national securities exchange.

Amendment And Termination

  The Sponsor may amend the Indenture, with the consent of the Trustee but without the consent of any of the Holders, (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (2) to change any provision thereof as may be required by the SEC or any successor governmental agency and (3) to make such other provisions as shall not materially adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units, provided that no such amendment or waiver will reduce the interest in a Trust of any Holder without the consent of such Holder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Holders.

  The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the Mandatory Termination Date specified under Summary of Essential Information. The Indenture may also be terminated by the Sponsor if the value of the Trust is less than the minimum value set forth under Summary of Essential Information (as described under Description of the Trusts -- Risk Factors) and may be terminated at any time by written instrument executed by the Sponsor and consented to by Holders of 51% of the Units. The Trustee or the Sponsor shall deliver written notice of any termination to each Holder of record within a reasonable period of time prior to the termination. Within a reasonable period of time after such termination, the Trustee must sell all of the Securities then held and distribute to each Holder, after deductions of accrued and unpaid fees, taxes and governmental and other charges, such Holder's interest in the Income and Capital Accounts. Such distribution will normally be made by mailing a check in the amount of each Holder's interest in such accounts to the address of such nominee Holder appearing on the record books of the Trustee.

EXCHANGE AND ROLLOVER PRIVILEGES

  Holders may exchange their Units of a Trust into units of any then outstanding series of CitiSector Series (an "Exchange Series") at their relative net asset values, subject only to the remaining deferred sales charge (as disclosed in the prospectus for the Exchange Series). The exchange option described above will also be available to investors in a Trust who elect to purchase units of an Exchange Series within 60 days of their liquidation of Units in a Trust.

  Holders who retain their Units until the termination of a Trust may be able to reinvest their terminating distributions into units of a subsequent series of CitiSector Series (the "New Series") provided one is offered. In the event the Sponsor determines that such a redemption and subsequent investment in a New Series by a Holder may be effected under applicable law in a manner that will not result in the recognition of gain or loss for U.S. federal income tax purposes with respect to any Securities that are included in the portfolio of the New Series, Holders will be notified at least 30 days prior to the Rollover Notification Date of the procedures and process necessary to facilitate such tax treatment. Such purchaser may be entitled to a reduced sales load (as disclosed in the prospectus for the New Series) upon the purchase of units of the New Series.

  Under the exchange and rollover privilege, the Sponsor's repurchase price would be based upon the market value of the Securities in a Trust portfolio and units in the Exchange Series or New Series will be sold to the Holder at a price based on the aggregate market price of the securities in the portfolio of the Exchange Series or New Series. Holders will pay their share of any brokerage commissions on the sale of underlying Securities when their Units are liquidated during the exchange or rollover. Exercise of the exchange or rollover privilege by Holders is subject to the following conditions: (i) the Sponsor must have units available of an Exchange Series or New Series during initial public offering or, if such period is completed, must be maintaining a secondary market in the units of the available Exchange Series or New Series and such units must be available in the Sponsor's secondary market account at the time of the Holder's elections; and (ii) exchange will be effected only in whole units. Holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from the Holder for exchange will be remitted to such holder.

  It is expected that the terms of the Exchange Series or New Series will be substantially the same as the terms of the Trusts described in this Prospectus, and that similar reinvestment programs will be offered with respect to all subsequent series of the Trusts. The availability of these options do not constitute a solicitation of an offer to purchase units of an Exchange Series or a New Series or any other security. A Holder's election to participate in either of these options will be treated as an indication of interest only. Holders should contact their financial professionals to find out what suitable Exchange or New Series is available and to obtain a prospectus. Holders may acquire units of those Series which are lawfully for sale in states where they reside and only those Exchange Series in which the Sponsor is maintaining a secondary market. At any time prior to the exchange by the Holder of units of an Exchange Series, or the purchase by a Holder of units of a New Series, such Holder may change its investment strategy and receive its terminating distribution. An election of either of these options will not prevent the holder from recognizing taxable gain or loss (except in the case of loss, if and to the extent the Exchange or New Series, as the case may be, is treated as substantially identical to a Trust) as a result of the liquidation, even though no cash will be distributed to pay any taxes. Holders should consult their own tax advisers in this regard. The Sponsor reserves the right to modify, suspend or terminate either or both of these reinvestment privileges at any time.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

Trustee

  The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units of a trust at any time, or by the Sponsor without the consent of any of the Holders if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. Such resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of such resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

Sponsor

  The Sponsor may resign at any time if a successor Sponsor is appointed by the Trustee in accordance with the Indenture. Any new Sponsor must have a minimum net worth of $2,000,000 and must serve at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the SEC. If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (1) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the SEC, (2) terminate the Indentures and liquidate the Trust or (3) continue to act as Trustee without terminating the Indenture.

  The Sponsor shall be under no liability to a Trust or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation of any Security or Units or loss incurred in the sale of any Security or Units. This provision, however, shall not protect the Sponsor in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event it shall be relieved of all further liability under the Indenture.

Portfolio Consultant

  The Portfolio Consultant is Standard & Poor's Investment Advisory Services ("S&P"), a leading provider of financial information, analysis, investment research and recommendations. The Portfolio Consultant is not a sponsor of the Trusts. The Portfolio Consultant has been retained by the Sponsor, at the expense of each Trust, to utilize its equity expertise to assist the Sponsor in selecting the securities deposited in each Trust. The Portfolio Consultant's only responsibility with respect to each Trust, in addition to its role in Portfolio selection, is to monitor the Securities of the Portfolios and make recommendations to the Sponsor regarding the disposition of the Securities held by each of the Trusts. The responsibility of monitoring the Securities of the Portfolios means that if the Portfolio Consultant's view materially changes regarding the appropriateness of an investment in any Security then held in a Trust based upon the investment objectives, guidelines, terms, parameters, policies and restrictions supplied to the Portfolio Consultant by the Sponsor, the Portfolio Consultant will notify the Sponsor of such change to the extent consistent with applicable legal requirements. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition or selection of Securities. The Sponsor has the sole authority to direct a Trust to dispose or acquire the Securities under the Indenture. The Portfolio Consultant has no other responsibilities or obligations to the Trusts or the Holders.

  Investors should be aware that the Portfolio Consultant, with its affiliates, is an investment adviser for managed investment companies and/or managed private accounts that may have similar or different investment objectives than each of the Trusts. Some of the Securities in the Trusts may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities for those accounts in instances where a sale by a Trust would be impermissible, such as a maximize return by taking advantage of market fluctuations, or otherwise not advisable in the view of the Portfolio Consultant.

  The Portfolio Consultant may resign or may be removed by the Sponsor at anytime on sixty days' prior notice. The Sponsor shall use its best efforts to appoint a satisfactory successor in the event that the Portfolio Consultant resigns or is removed. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Portfolio Consultant. If upon resignation of the Portfolio Consultant no successor has accepted appointment within sixty days after notice of resignation, the Sponsor has agreed to perform this function.

TAXES

  The following is a general discussion of certain Federal income tax consequences of the purchase, ownership and disposition of the Units by U.S. citizens and residents and corporations organized in the United States. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of the Internal Revenue Code of 1986 (the "Code"), and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies.

  In the opinion of Paul, Hastings, Janofsky & Walker LLP, special counsel for the Sponsor, under existing law:

    1. The Trusts are not associations taxable as corporations for Federal income tax purposes, and income received by the Trusts will be treated as income of the Holders in the manner set forth in paragraph 3 below.

    2. Each Holder will be considered the owner of a pro rata portion of each Security in a Trust under the grantor trust rules of Sections 671-679 of the Code. A taxable event will generally occur with respect to each Holder when a Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by such Holder. A Holder should determine its tax cost for each Security represented by its Units by allocating the total cost for its Units, including the sales charge, among the Securities in the Trust in which it holds Units (in proportion to the fair market values of those Securities on the date the Holder purchases its Units).

    3. A Holder will be considered to have received all of the dividends paid on its pro rata portion of each Security when such dividends are received by a Trust even if the Holder does not actually receive such distributions but rather reinvests its dividend distributions pursuant to the Reinvestment Plan. An individual Holder who itemizes deductions will be entitled to deduct its pro rata share of fees and expenses paid by a Trust, but only to the extent that this amount together with the Holder's other miscellaneous deductions exceeds 2% of its adjusted gross income. The deduction of fees and expenses is subject to limitations for individuals with incomes in excess of certain thresholds.

    4. Under the income tax laws of the State and City of New York, the Trusts are not associations taxable as corporations and are not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Holder who is a New York resident, however, a pro rata portion of all or part of the income of a Trust will be treated as income of the Holder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

  A Holder's pro rata portion of dividends paid with respect to a Security held by a Trust is taxable as ordinary income to the extent of the issuing corporation's current or accumulated earnings and profits. A Holder's pro rata portion of dividends paid on such Security that exceed such current or accumulated earnings and profits will first reduce the Holder's tax basis in such Security, and to the extent that such dividends exceed the Holder's tax basis will generally be treated as capital gain.

  A corporate Holder will generally be entitled to a 70% dividends-received deduction with respect to its pro rata portion of dividends received by the Trust from a domestic corporation or from a qualifying foreign corporation in the same manner as if such corporate Holder directly owned the Securities paying such dividends. However, a corporate Holder should be aware that the Code impose additional limitations on the eligibility of dividends for the 70% dividends-received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days during the 90-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. The dividends-received deduction is not available to "S" corporations and certain other corporations, and is not available for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax. Congress from time to time considers proposals to reduce this deduction.

  A Holder's gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain and will be long-term if the Holder has held its Units (and the Trust has held the Securities) for more than one year. Capital gains realized by corporations are generally taxed at the same rates applicable to ordinary income, although non-corporate Holders who realize long-term capital gains with respect to Units (and Securities) held for more than one year may be subject to a reduced tax rate of 20% on such gains, rather than the "regular" maximum tax rate of 39.6%. Tax rates may increase prior to the time when Holders may realize gains from the sale, exchange or redemption of the Units or Securities.

  A Holder's loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss and will be long-term if the Holder has held its Units (and the Trust has held the Securities) for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses ($1,500 for married individuals filing separately) recognized by non-corporate Holders may be deducted against ordinary income.

  A pro rata distribution of Securities by the Trustee to a Holder (or to its agent, including the Distribution Agent) upon redemption of Units will not be a taxable event to the Holder or to other Holders. The redeeming or exchanging Holder's basis for such Securities will be equal to its basis for the same Securities (previously represented by its Units) prior to such redemption or exchange, and its holding period for such Securities will include the period during which it held its Units. However, a Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer, when the Holder (or its agent, including the Distribution Agent) sells the Securities so received in redemption, when a redeeming or exchanging Holder receives cash in lieu of fractional shares, when the Holder sells its Units or when the Trustee sells the Securities from a Trust.

  Each of the Trusts may hold Securities or ADRs of foreign corporations. For United States income tax purposes, a holder of ADRs is treated as though it were holding directly the shares of the foreign corporation represented by the ADRs. Dividends paid by foreign issuers generally will be subject to foreign withholding tax, which may entitle Holders to a foreign tax credit (or deduction) against their U.S. income tax liability, subject to the limitations applicable to the use of the foreign tax credit. Foreign taxes withheld on payments to a Trust may be greater than the amounts that would be withheld if the shares were held directly by a U.S. Holder. The Trusts will report as gross income earned by U.S. Holders their pro rata shares of such dividends, including their pro rata shares of any corresponding amounts of foreign tax withheld and their pro rata shares of any income or loss resulting from currency conversion transactions. Gains and losses attributable to increases or decreases in the value of foreign currencies in which such securities are denominated, or in which dividends are paid, will be treated as ordinary income or ordinary loss. Capital gains attributable to the Units or the underlying Securities may also be subject to taxes by certain of those jurisdictions.

  The foregoing discussion relates only to the tax treatment of U.S. Holders with regard to Federal and certain aspects of New York State and City income taxes. Holders that are not U.S. citizens or residents ("Foreign Holders") should be aware that dividend distributions from a Trust attributable to any dividends received by a Trust from domestic and certain foreign corporations will be subject to a U.S. withholding tax of 30%, or a lower treaty rate, and under certain circumstances gain from the disposition of Securities or Units may also be subject to Federal income tax. In addition, Holders may also be subject to taxation in New York or in other jurisdictions (including a Foreign Holder's country of residence) and should consult their own tax advisers in this regard.

                                     * * *

  After the end of each fiscal year for each of the Trusts, the Trustee will furnish to each Holder a statement containing information relating to the dividends received by the Trust, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale by the Trust of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish an information return to each Holder and to the Internal Revenue Service.

Retirement Plans

  Units of these Trusts may be well suited for purchase by Individual Retirement Accounts ("IRAs"), Keogh plans, pension funds and other qualified retirement plans. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans (other than from certain IRAs known as "Roth IRAs") are generally treated as ordinary income but may be eligible for tax-deferred rollover treatment and, in very limited cases, special 10 year averaging. Holders of Units in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms, including the Sponsor of these Trusts, and other financial institutions. Fees and charges with respect to such plans may vary.

  Before investing in a Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of "plan assets."

MISCELLANEOUS

Trustee

 The name and address of the Trustee are shown on the back cover of this prospectus. The Trustee is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Legal Opinion

  The legality of the Units has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 399 Park Avenue, New York, New York 10022, as special counsel for the Sponsor.

Auditors

  The Statements of Financial Condition and the Portfolios included in this Prospectus have been audited by KPMG LLP, independent auditors, as indicated in their report with respect thereto, and is so included herein in reliance upon the authority of said firm as experts in accounting and auditing.

Sponsor

  Salomon Smith Barney Inc. ("Salomon Smith Barney"), was incorporated in Delaware in 1960 and traces its history through predecessor partnerships to 1873. On September 1, 1998, Salomon Brothers, Inc. merged with and into Smith Barney Inc. ("Smith Barney") with Smith Barney surviving the merger and changing its name to Salomon Smith Barney Inc. The merger of Salomon Brothers Inc. and Smith Barney followed the merger of their parent companies in November 1997. Salomon Smith Barney, an investment banking and securities broker-dealer firm, is a member of the New York Stock Exchange, Inc. and other major securities and commodities exchanges, the National Association of Securities Dealers, Inc. and the Securities Industry Association. Salomon Smith Barney is an indirect wholly-owned subsidiary of Citigroup Inc. The Sponsor or an affiliate is investment adviser, principal underwriter or distributor of more than 60 open-end investment companies and investment manager of 12 closed-end investment companies. Salomon Smith Barney also sponsors all Series of Corporate Securities Trust, Government Securities Trust, Harris, Upham Tax-Exempt Fund and Tax Exempt Securities Trust, and acts as co-sponsor of most Series of Defined Asset Funds.

                           CitiSector Series, 2001-A

                                   PROSPECTUS

This Prospectus does not contain all of the information with respect to the Trusts set forth in its registration statements filed with the Securities and Exchange Commission, Washington, DC under the Securities Act of 1933 (file no. 333-56486 and the Investment Company Act of 1940 (file no. 811-3491), and to which reference is hereby made. Information may be reviewed and copied at the Commission's Public Reference Room, and information on the Public Reference
Room may be obtained by calling the SEC at 1-202-942-8090. Copies may be obtained from the SEC by:
  . electronic request (after paying a duplicating fee) at the following E-
    mail address: publicinfo@sec.gov
  . visiting the SEC internet address: http://www.sec.gov
  . writing: Public Reference Section of the Commission, 450 Fifth Street,
    N.W., Washington, DC 20549-6009
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                   Index                              Sponsor:
     Investment Summary                      2        Salomon Smith Barney Inc.
     Summary of Essential Information       10        388 Greenwich
     Independent Auditors' Report           13        Street 23rd Floor
     Statements of Financial Condition      14        New York, New York 10013
     Portfolios                             16        (212) 816-6000
     Description of the Trusts              27
     Risk Factors                           30        Trustee:
     Public Sale of Units                   38
     Market for Units                       40        The Bank of New York
     Redemption                             41        101 Barclay Street
     Expenses and Charges                   43        New York, New York 10286
     Administration of the Trusts           44        (800) 221-7771
     Exchange and Rollover Privileges       49
     Resignation, Removal and Limitations
      on Liability                          50
     Taxes                                  52
     Miscellaneous                          54


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No person is authorized to give any information or to make any representations with respect to these Trusts, not contained in this Prospectus and you should not rely on any other information. The Trust is registered as a unit investment that under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any other state or any agency or office thereof.
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Salomon Smith Barney is the service mark used by Salomon Smith Barney Inc.
                                                                         UT 6760